  As filed with the Securities and Exchange Commission on April 14, 1999.

                                                             File No. 333-07471

                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 4
                                TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                FORM N-8B-2

A.  Exact name of trust: Separate Account VL I

B.  Name of depositor: Hartford Life and Annuity Insurance Company

C.  Complete address of depositor's principal executive offices:

    P. O. Box 2999
    Hartford, CT 06104-2999

D.  Name and complete address of agent for service:

    Thomas S. Clark, Esq.
    Hartford Life and Annuity Insurance Company
    P. O. Box 2999
    Hartford, CT 06104-2999

    It is proposed that this filing will become effective:



         immediately upon filing pursuant to paragraph (b) of Rule 485
    ---
     X   on May 3, 1999 pursuant to paragraph (b) of Rule 485
    ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
    ---
         on _______________ pursuant to paragraph (a)(1) of Rule 485
    ---
         this post-effective amendment designates a new effective date for
    ---
         a previously filed post-effective amendment.



E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.  Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                        RECONCILIATION AND TIE BETWEEN
                          FORM N-8B-2 AND PROSPECTUS


Item No. of Form N-8B-2                                  Caption In Prospectus
-----------------------                                  ---------------------
          1.                                   Cover Page
          2.                                   Cover Page
          3.                                   Not Applicable
          4.                                   Statement of Additional Information -
                                               Distribution of the Policies

          5.                                   About Us - Separate Account VL I
          6.                                   About Us - Separate Account VL I
          7.                                   Not required by Form S-6
          8.                                   Not required by Form S-6
          9.                                   Legal Proceedings
          10.                                  About Us - Separate Account VL I;
                                               The Funds
          11.                                  About Us - Separate Account VL I;
                                               The Funds
          12.                                  About Us - The Funds

          13.                                  Fee Table; Charges and Deductions
          14.                                  Premiums
          15.                                  Premiums
          16.                                  Premiums
          17.                                  Making Withdrawals From Your Policy
          18.                                  About Us - The Funds; Charges and
                                               Deductions
          19.                                  Your Policy - Contract Rights
          20.                                  Not Applicable
          21.                                  Loans
          22.                                  Not Applicable
          23.                                  Not Applicable
          24.                                  Not Applicable
          25.                                  About Us - Hartford Life and Annuity
                                               Insurance Company
          26.                                  Not Applicable

          27.                                  About Us - Hartford Life and Annuity
                                               Insurance Company
          28.                                  Statement of Additional Information -
                                               General Information and History
          29.                                  About Us - Hartford Life and Annuity
                                               Insurance Company
          30.                                  Not Applicable
          31.                                  Not Applicable
          32.                                  Not Applicable
          33.                                  Not Applicable
          34.                                  Not Applicable



Item No. of Form N-8B-2                                  Caption In Prospectus
-----------------------                                  ---------------------
          35.                                  Statement of Additional Information -
                                               Distribution of the Policies
          36.                                  Not required by Form S-6
          37.                                  Not Applicable
          38.                                  Statement of Additional Information -
                                               Distribution of the Policies
          39.                                  Statement of Additional Information -
                                               Distribution of the Policies
          40.                                  Not Applicable
          41.                                  Statement of Additional Information -
                                               Distribution of the Policies
          42.                                  Not Applicable
          43.                                  Not Applicable
          44.                                  Premiums
          45.                                  Not Applicable
          46.                                  Premiums; Making Withdrawals From Your
                                               Policy
          47.                                  About Us - The Funds
          48.                                  Cover Page; About Us - Hartford Life and
                                               Annuity Insurance Company
          49.                                  Not Applicable
          50.                                  About Us - Separate Account VL I
          51.                                  Not Applicable
          52.                                  About Us - The Funds
          53.                                  Taxes
          54.                                  Not Applicable
          55.                                  Not Applicable
          56.                                  Not Required by Form S-6
          57.                                  Not Required by Form S-6
          58.                                  Not Required by Form S-6
          59.                                  Not Required by Form S-6

                                  PART A

                                  STAG VARIABLE LIFE ARTISAN
                                    SEPARATE ACCOUNT VL I
                         HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                        P.O. BOX 2999
                                   HARTFORD, CT 06104-2999
[LOGO]                            TELEPHONE: (800) 231-5453

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This Prospectus describes information you should know before you purchase the Stag Variable Life Artisan insurance policy. Please read it carefully.



Stag Variable Life Artisan is a contract between you and Hartford Life and Annuity Insurance Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a flexible premium variable life insurance policy. It is:



X Flexible premium, because you may add payments to your policy after the first payment.



X Variable, because the value of your life insurance policy will fluctuate with the performance of the investment options you select and the Fixed Account.



The following Sub-Accounts are available under the policy:



                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Hartford Advisers Fund Sub-Account            --   Class IA of Hartford Advisers HLS Fund, Inc.
Hartford Bond Fund Sub-Account                --   Class IA of Hartford Bond HLS Fund, Inc.
Hartford Capital Appreciation Fund            --   Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Sub-Account
Hartford Dividend and Growth Fund             --   Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Sub-Account
Hartford Growth and Income Fund Sub-Account   --   Class IA of Hartford Growth and Income HLS Fund of
                                                   Hartford Series Fund, Inc.
Hartford Index Fund Sub-Account               --   Class IA of Hartford Index HLS Fund, Inc.
Hartford International Advisers Fund          --   Class IA of Hartford International Advisers HLS Fund, Inc.
  Sub-Account
Hartford International Opportunities Fund     --   Class IA of Hartford International Opportunities HLS Fund,
  Sub-Account                                      Inc.
Hartford MidCap Fund Sub-Account              --   Class IA of Hartford MidCap HLS Fund, Inc.
Hartford Mortgage Securities Fund             --   Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Sub-Account
Hartford Money Market Fund Sub-Account        --   Class IA of Hartford Money Market HLS Fund, Inc.
Hartford Small Company Fund Sub-Account       --   Class IA of Hartford Small Company HLS Fund, Inc.
Hartford Stock Fund Sub-Account               --   Class IA of Hartford Stock HLS Fund, Inc.
Putnam VT Asia Pacific Growth Fund            --   Class IA of Putnam VT Asia Pacific Growth Fund of the
  Sub-Account                                      Putnam Variable Trust
Putnam VT Diversified Income Fund             --   Class IA of Putnam VT Diversified Income Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT Global Asset Allocation Fund        --   Class IA of Putnam VT Global Asset Allocation Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Global Growth Fund Sub-Account      --   Class IA of Putnam VT Global Growth Fund of Putnam
                                                   Variable Trust
Putnam VT Growth and Income Fund Sub-Account  --   Class IA of Putnam VT Growth and Income Fund of Putnam
                                                   Variable Trust
Putnam VT Health Sciences Fund Sub-Account    --   Class IA of Putnam VT Health Sciences Fund of Putnam
                                                   Variable Trust
Putnam VT High Yield Fund Sub-Account         --   Class IA of Putnam VT High Yield Fund of Putnam Variable
                                                   Trust
Putnam VT Income Fund Sub-Account             --   Class IA of Putnam VT Income Fund of Putnam Variable Trust
Putnam VT International Growth Fund           --   Class IA of Putnam VT International Growth Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT International Growth and Income     --   Class IA of Putnam VT International Growth and Income Fund
  Fund Sub-Account                                 of Putnam Variable Trust
Putnam VT International New Opportunities     --   Class IA of Putnam VT International New Opportunities Fund
  Fund Sub-Account                                 of Putnam Variable Trust

                SUB-ACCOUNT                                           PURCHASES SHARES OF:
--------------------------------------------       ----------------------------------------------------------
Putnam VT Investors Fund Sub-Account          --   Class IA of Putnam VT Investors Fund of Putnam Variable
                                                   Trust
Putnam VT Money Market Fund Sub-Account       --   Class IA of Putnam VT Money Market Fund of Putnam Variable
                                                   Trust
Putnam VT New Opportunities Fund Sub-Account  --   Class IA of Putnam VT New Opportunities Fund of Putnam
                                                   Variable Trust
Putnam VT New Value Fund Sub-Account          --   Class IA of Putnam VT New Value Fund of Putnam Variable
                                                   Trust
Putnam VT OTC & Emerging Growth Fund          --   Class IA of Putnam VT OTC & Emerging Growth Fund of Putnam
  Sub-Account                                      Variable Trust
Putnam VT The George Putnam Fund of Boston    --   Class IA of Putnam VT The George Putnam Fund of Boston of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Utilities Growth and Income Fund    --   Class IA of Putnam VT Utilities Growth and Income Fund of
  Sub-Account                                      Putnam Variable Trust
Putnam VT Vista Fund Sub-Account              --   Class IA of Putnam VT Vista Fund of Putnam Variable Trust
Putnam VT Voyager Fund Sub-Account            --   Class IA of Putnam VT Voyager Fund of Putnam Variable
                                                   Trust
Fidelity VIP Equity-Income Portfolio          --   Fidelity VIP Equity-Income Portfolio of Variable Insurance
  Sub-Account                                      Products Fund
Fidelity VIP Overseas Portfolio Sub-Account   --   Fidelity VIP Overseas Portfolio of Variable Insurance
                                                   Products Fund
Fidelity VIP II Asset Manager Portfolio       --   Fidelity VIP II Asset Manager Portfolio of Variable
  Sub-Account                                      Insurance Products Fund II



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



The policy may not be available for sale in all states.



This Prospectus can also be obtained from the Securities and Exchange Commission's website (HTTP://WWW.SEC.GOV).



This life insurance policy IS NOT:



 -  a bank deposit or obligation



 -  federally insured



 -  endorsed by any bank or governmental agency

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 SUMMARY OF BENEFITS AND RISKS.........................................    4
 FEE TABLES............................................................    5
 ABOUT US..............................................................    6
   Hartford Life and Annuity Insurance Company.........................    6
   Separate Account VL I...............................................    6
   The Funds...........................................................    6
 CHARGES AND DEDUCTIONS................................................    9
 YOUR POLICY...........................................................   12
 PREMIUMS..............................................................   15
 DEATH BENEFITS AND POLICY VALUES......................................   16
 MAKING WITHDRAWALS FROM YOUR POLICY...................................   17
 LOANS.................................................................   18
 LAPSE AND REINSTATEMENT...............................................   19
 TAXES.................................................................   19
 LEGAL PROCEEDINGS.....................................................   22
 OTHER MATTERS.........................................................   23
 GLOSSARY OF SPECIAL TERMS.............................................   25
 WHERE YOU CAN FIND MORE INFORMATION...................................   25

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                              SUMMARY OF BENEFITS
                                   AND RISKS



                            BENEFITS OF YOUR POLICY



    FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.



    DEATH BENEFIT -- While the policy is inforce and when the insured dies, we pay a death benefit to your beneficiary. You select one of three death benefit options:



X  LEVEL OPTION: The death benefit equals the current Face Amount.



X RETURN OF ACCOUNT VALUE OPTION: The death benefit is the current Face Amount plus the Account Value of your policy;



X RETURN OF PREMIUM OPTION: The death benefit is the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.



    The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.



    INVESTMENT OPTIONS -- You may invest in up to 9 different investment choices within your policy, from a choice of 36 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.



    PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You can choose a planned premium when you purchase the policy. You may change your planned premium, subject to certain limitations.



    RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Making Withdrawals From Your Policy -- Right to Examine a Policy."



    RIGHT TO EXCHANGE YOUR POLICY -- During the first 24 months after your policy is issued, you may exchange it, without submitting proof of insurability, for a non-variable last survivor life insurance policy offered by us on the life of the insureds.



    SURRENDER -- You may surrender your policy at any time prior to the maturity date for its Cash Surrender Value. (See "Risks of Your Policy," below).



    LOANS -- You may take a loan on the policy. The policy secures the loan.



    SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.



    OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."



                        WHAT DOES YOUR PREMIUM PAY FOR?



    Your premium pays for three things. It pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales loads and other charges.



                              RISKS OF YOUR POLICY



    INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.



    UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.



    RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.



    WITHDRAWAL LIMITATIONS -- One partial withdrawal is allowed each month. The minimum allowed is $500, and the maximum allowed is the Cash Surrender Value minus $1,000. One partial withdrawal is allowed per month. Withdrawals will reduce your policy's death benefit, and is subject to a surrender charge.



    TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.



    LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds.



    ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. See "Taxes."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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                                   FEE TABLES



    The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.



                                TRANSACTION FEES



                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Front-end sales load    When you pay premium.               2.0% of premium                                    All
 Premium Tax Charge      When you pay premium.               A percent of premium which varies                  All
                                                             by your state and municipality of
                                                             residence. The range of premium
                                                             tax charge is generally between 0%
                                                             and 4%.
                                                             This rate will change if your
                                                             state or municipality changes its
                                                             premium tax charges. It may change
                                                             if you change your state or
                                                             municipality of residence.
 Federal Tax Charge      When you pay premium.               1.25% of premium                                   All
 Administrative Expense  If you surrender your policy        The administrative expense          Policies that experience a
 Surrender Charge                                            surrender charge varies based on    surrender or a reduction in the
                                                             the insured's age on the date of    Face Amount
                                                             issue.
 Sales Surrender Charge  If you surrender your policy        The sales surrender charge varies   Policies that experience a
                                                             based on the insured's age on the   surrender or a reduction in the
                                                             date of issue.                      Face Amount
 Transfer Fees           When you make a transfer after the  $25 per transfer.                   Those policies with more than one
                         first transfer in any month.                                            transfer per month.
 Withdrawal Charge       When you take a withdrawal.         $10 per withdrawal.                 Those policies where the owner has
                                                                                                 made a withdrawal.



    The next table describes the maximum fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



               ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES



                                                                                                        POLICIES FROM WHICH
        CHARGE             WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED                      CHARGE IS DEDUCTED
 --------------------  --------------------------------  --------------------------------------  ----------------------------------
 Cost of Insurance     Monthly.                          The charge is the maximum cost of                      All
 Charges                                                 insurance rate times the net amount at
                                                         risk. Maximum cost of insurance rates
                                                         are individualized, depending on issue
                                                         ages, sexes, insurance classes,
                                                         substandard ratings, and duration.
 Mortality and         Monthly.                          Policy Year          Rate Per Month                    All
 Expense Risk Charge                                     1-10                   .067%
                                                         11+                   .042%
 Administrative        Monthly.                          Policy Year           Amount                           All
 Charge                                                  1                        $25
                                                         2-10                     $10
                                                         11+                    $7.50
 Rider Charges         Monthly.                          Individualized based on optional rider  Only those policies with benefits
                                                         selected.                               provided by rider.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



                         ANNUAL FUND OPERATING EXPENSES



                                                                                                        POLICIES FROM WHICH
         CHARGE               WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED                    CHARGE IS DEDUCTED
 ----------------------  ----------------------------------  ----------------------------------  ----------------------------------
 Management Fees         Daily net asset values of a Fund             0.382% - 1.200%            All Policies, for those funds
                         reflect Management Fees already                                         selected by you.
                         deducted from assets of the Fund.
 Other Expenses          Daily net asset values of a Fund             0.018% - 0.420%            All Policies, but deductions only
                         reflect Other Expenses already                                          from Sub-Accounts in use.
                         deducted from the assets of the
                         Fund.
 Total Fund Annual       Total of Management Fees and Other           0.401% - 1.620%            All Policies, but deductions only
 Expenses                Expenses shown above. Daily net                                         from Sub-Accounts in use.
                         asset values of a Fund reflect
                         Total Fund Annual Operating
                         Expenses already deducted from
                         assets of the Fund.



                                    ABOUT US



                           HARTFORD LIFE AND ANNUITY
                               INSURANCE COMPANY



    Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                                     EFFECTIVE DATE
RATING AGENCY                          OF RATING     RATING             BASIS OF RATING
-----------------------------------  --------------  ------   -----------------------------------
A.M. Best and Company, Inc.........        1/1/99      A+     Financial performance
Standard & Poor's..................        6/1/98     AA      Insurer financial strength
Duff & Phelps......................      12/21/98     AA+     Claims paying ability



                             SEPARATE ACCOUNT VL I



    The Sub-Accounts are subdivisions of our separate account, called Separate Account VL I. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay you insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any other liability of Hartford. Separate Account VL I was established on June 8, 1995 under the laws of Connecticut.



                                   THE FUNDS



    The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.



    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are described in the prospectuses for the Funds, which are attached to this Prospectus, and the Funds' Statements of Additional Information, which may be ordered from us. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. All Funds may not be available in all states.



    You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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    HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



    HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



    HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



    HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



    HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



    HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



    HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



    HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



    HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



    HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.



    HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within a range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital by investing primarily in equity securities. Sub-advised by Wellington Management.



    PUTNAM VT ASIA PACIFIC GROWTH FUND -- Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.



    PUTNAM VT DIVERSIFIED INCOME FUND -- Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.



    PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON -- Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will produce both capital growth and current income.



    PUTNAM VT GLOBAL ASSET ALLOCATION FUND -- Seeks a high level of long-term total return consistent with preservation

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE AND ANNUITY INSURANCE COMPANY. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.



    PUTNAM VT GLOBAL GROWTH FUND -- Seeks capital appreciation through a globally diversified portfolio of common stocks.



    PUTNAM VT GROWTH AND INCOME FUND -- Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.



    PUTNAM VT HEALTH SCIENCES FUND -- Seeks capital appreciation by investing primarily in common stocks and other securities of companies in the health sciences industries.



    PUTNAM VT HIGH YIELD FUND -- Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.



    PUTNAM VT INCOME FUND -- Seeks high current income consistent with what Putnam Management believes to be prudent risk. The Fund will normally invest mostly in bonds and other debt securities, and, to a lesser degree, in preferred stocks.



    PUTNAM VT INTERNATIONAL GROWTH FUND -- Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.



    PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND -- Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that Putnam Management believes offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that Putnam Management believes offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.



    PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND -- Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.



    PUTNAM VT INVESTORS FUND -- Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.



    PUTNAM VT MONEY MARKET FUND -- Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.



    PUTNAM VT NEW OPPORTUNITIES FUND -- Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.



    PUTNAM VT NEW VALUE FUND -- Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.



    PUTNAM VT OTC & EMERGING GROWTH FUND -- Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.



    PUTNAM VT RESEARCH FUND -- Seeks capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.



    PUTNAM VT UTILITIES GROWTH AND INCOME FUND -- Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.



    PUTNAM VT VISTA FUND -- Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.



    PUTNAM VT VOYAGER FUND -- Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



    FIDELITY VIP EQUITY-INCOME PORTFOLIO -- Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio Manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



    FIDELITY VIP OVERSEAS PORTFOLIO -- Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.



    International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.



    FIDELITY VIP II ASSET MANAGER PORTFOLIO -- Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.



    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.



    INVESTMENT ADVISERS -- HL Investment Advisors, LLC is investment adviser for the Hartford Funds. Wellington Management Company, LLP ("Wellington Management") is investment sub-adviser for Hartford Advisers HLS Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford Growth and Income HLS Fund, Hartford International Advisers HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Small Company HLS Fund, Inc., and Hartford Stock HLS Fund, Inc. The Hartford Investment Management Company, Inc. ("HIMCO") is investment sub-adviser for Hartford Bond HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., and Hartford Money Market HLS Fund, Inc. Each Hartford Fund, except for the Hartford Growth and Income HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Growth and Income HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.



    Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager for the Putnam Funds. Putnam Management is ultimately controlled by Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.



    Fidelity Management & Research Company is investment adviser for the Fidelity VIP Funds.



    MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.



    VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.



                               THE FIXED ACCOUNT



    You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.



    The Fixed Account credits at least 4% per year. We are not obligated to, but may, credit more than 4% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 4%.



                             CHARGES AND DEDUCTIONS



                            DEDUCTIONS FROM PREMIUM



    Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a sales load and a premium tax charge.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The amount allocated after the deductions is called your Net Premium.



    FRONT-END SALES LOAD -- We deduct a front-end sales load from each premium you pay. The current maximum front-end sales load for all premiums is 2.0% in policy years 1 through 10. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.



EXAMPLE OF FRONT-END SALES LOADS



    An example of the actual front-end sales load for a policy is shown below. The example uses the same specific information (i.e., issue age, Face Amount,
premium payment level, etc.) as the illustration on page   of this Prospectus.



Death Benefit Option:                    Level
Face Amount:                             $250,000
Charges Assumed:                         Current
Issue Age/Sex/Class:                     45/Male/Preferred
Guideline Annual Premium:                $4,483.41
Annual Planned Premium:                  $3,250.00
Assumed Gross Annual Investment Return:  0%



    The "Total Cumulative Sales Load if Surrendered" column in the table below represents the sum of all sales loads which would have been assessed since the date of policy issue, assuming a policy surrender at the end of the corresponding policy year.



    The amount shown in the column entitled "Total Cumulative Sales Load if Surrendered" is calculated as followed:



    (1) The sum of the cumulative front-end sales load; plus



    (2) the actual Surrender Charge for the policy year.



                       ADDITIONAL CHARGES IF SURRENDERED



            CUMULATIVE                                                         TOTAL
             FRONT-END     MAXIMUM    YEAR END     ACTUAL        SALES       CUMULATIVE
  POLICY       SALES      SURRENDER    ACCOUNT    SURRENDER    SURRENDER   SALES LOAD IF
   YEAR        LOAD        CHARGE       VALUE      CHARGE*      CHARGE     SURRENDERED**
----------  -----------  -----------  ---------  -----------  -----------  --------------
    1               65        3,000       1,880       1,880          630            695
    2              130        3,000       3,849       3,000        1,750          1,880
    3              195        3,000       5,724       3,000        1,750          1,945
    4              260        3,000       7,498       3,000        1,750          2,010
    5              325        3,000        9247       3,000        1,750          2,075
    6              390        2,727      10,887       2,727        1,590          1,980
    7              455        2,455      12,433       2,455        1,433          1,888
    8              520        2,183      13,878       2,183        1,273          1,793
    9              585        1,910      15,212       1,910        1,113          1,698
    10             650        1,638      16,429       1,638          955          1,605
    11             715        1,363      17,807       1,363          795          1,510
    12             780        1,090      19,172       1,090          638          1,418
    13             845          818      20,385         818          478          1,323
    14             910          545      21,431         545          318          1,228
    15             975          273      22,292         273          160          1,135
    16            1040            0      22,949           0            0          1,040



     * The Actual Surrender Charge assessed is the smaller of:



       (a)  The contractual maximum Surrender Charge, and



       (b)  Account Value at policy year-end.



    ** The "Total Cumulative Sales Load If Surrendered" column assumes a surrender of the policy at the end of the policy year. The amounts shown therein equal:



       (a)  The cumulative front-end sales load; plus



       (b)  The Sales Surrender Charge.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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    PREMIUM TAX CHARGE AND FEDERAL TAX CHARGE -- We deduct a premium tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.



    We also deduct a 1.25% charge from each premium payment to cover the estimated costs to us of the federal income tax treatment of the policy's deferred acquisition costs under Section 848 of the Code. We have determined that such federal tax charge is reasonable in relation to our increased federal income tax burden resulting from the receipt of premiums. We must factor in the federal tax charge when computing the maximum sales load.



                         DEDUCTIONS FROM ACCOUNT VALUE



    MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:



- the charge for the cost of insurance;



- the monthly administrative charge;



- the mortality and expense risk charge;



- the charges for additional benefits provided by rider, if any;



    COST OF INSURANCE CHARGE -- The charge for the cost of insurance is equal to:



 (i) the cost of insurance rate per $1,000; multiplied by



 (ii) the amount at risk; divided by



(iii) $1,000



    On any Monthly Activity Date, the amount at risk equals the death benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.



    The cost of insurance charge is to cover our anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the insured's risk class. We will determine the cost of insurance rate at the start of each policy year. Any changes in the cost of insurance rate will be made uniformly for all insureds in the same risk class and whose coverage have been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.



    Because your Account Value and death benefit amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.



    MONTHLY ADMINISTRATIVE CHARGE -- We will assess a monthly administrative charge to reimburse us for administrative costs of your policy. The current monthly administrative charge is $25 per month in policy year 1, $10 per month in policy year 2 through 10, and $5 per month thereafter, not to exceed $7.50 per month in policy years 11 and later.



    The sum of the monthly administrative charge and the administrative expense surrender charge will not exceed our costs for providing administrative services for the policy.



    MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge for any Monthly Activity Date is equal to:



 (i) the mortality and expense risk rate; multiplied by



 (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.



    The current and maximum mortality and expense risk rate for policy years 1 through 10 is 0.80% (.067% per month). Thereafter, the current rate is 0.25% (.021% per month), with a maximum mortality and expense risk rate of 0.50% (.042% per month).



    The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between cost it incurs and the charges it collects.



    RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."



    SURRENDER CHARGES -- A surrender charge is assessed against the Account Value if your surrender your policy, if you decrease your Face Amount below the initial Face Amount, or if your policy lapses. The surrender charge will apply during the first 15 policy years. It consists of (1) an administrative expense surrender charge and (2) a sales surrender charge.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    ADMINISTRATIVE EXPENSE SURRENDER CHARGE -- The administrative expense surrender charge covers the administrative expenses associated with underwriting and issuing a policy, including the costs of processing policy applications, conducting medical examinations, determining insurability and the insured's underwriting class, and establishing policy records. The administrative expense surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual administrative expense surrender charge that applies to your issue age.



    The following table represents the administrative expense surrender charge for an insured age 45 on the date of issue. The amount of the administrative expense surrender charge remains level for five policy years. After the fifth policy anniversary, such charge decreases uniformly each month until the end of policy year 15, at which time it is zero.



            AMOUNT PER                AMOUNT PER
             $1,000 OF                 $1,000 OF
 POLICY    INITIAL FACE    POLICY    INITIAL FACE
  YEAR        AMOUNT        YEAR        AMOUNT
---------  -------------  ---------  -------------
    1        $    5.00        9        $    3.18
    2        $    5.00       10        $    2.73
    3        $    5.00       11        $    2.27
    4        $    5.00       12        $    1.82
    5        $    5.00       13        $    1.36
    6        $    4.55       14        $    0.91
    7        $    4.09       15        $    0.45
    8        $    3.64       16        $    0.00



    The sum of the administrative expense surrender charge and the monthly administrative charge will not exceed our costs in providing administrative services. We do not expect to profit from the administrative expense surrender charge.



    SALES SURRENDER CHARGE -- The sales surrender charge covers expenses relating to the sale and distribution of the policy, including commissions paid to any sales personnel, the cost of preparing sales literature and other promotional activities. The sales surrender charge varies, based on the insured's age on the date of issue. Your sales representative can provide you with the actual sales surrender charge that applies to your issue age.



    The following table represents the sales surrender charge for an insured age 45 on the date of issue. The amount of such charge remains level for five policy years. After the fifth policy anniversary, the sales surrender charge decreases uniformly each month until the end policy year 15, at which time it is zero.



            AMOUNT PER                AMOUNT PER
             $1,000 OF                 $1,000 OF
 POLICY    INITIAL FACE    POLICY    INITIAL FACE
  YEAR        AMOUNT        YEAR        AMOUNT
---------  -------------  ---------  -------------
    1        $    7.00        9        $    4.45
    2        $    7.00       10        $    3.82
    3        $    7.00       11        $    3.18
    4        $    7.00       12        $    2.55
    5        $    7.00       13        $    1.91
    6        $    6.36       14        $    1.27
    7        $    5.73       15        $    0.64
    8        $    5.09       16        $    0.00



                             CHARGES FOR THE FUNDS



    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.



                                  YOUR POLICY



                                CONTRACT RIGHTS



    POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.



    BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.



    ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.



    STATEMENTS -- We will send you a statement at least once each year, showing:



(a) the current Account Value, Cash Surrender Value and Face Amount;



(b) the premiums paid, monthly deduction amounts and any loans since your last statement;



(c) the amount of any Indebtedness;



(d) any notifications required by the provisions of your policy; and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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(e) any other information required by the Insurance Department of the state where your policy was delivered.



                              CONTRACT LIMITATIONS



    ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nine (9) Sub-Accounts, or eight (8) Sub-Accounts and the Fixed Account.



    TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts subject to a charge described below. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may be made by your agent of record or by your attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.



    You may make one transfer per calendar month free of charge, excluding any transfers made pursuant to your enrollment in the Dollar Cost Averaging Program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25. We reserve the right to limit at a future date the size of transfers and remaining balances and to limit the number and frequency of transfers.



    TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, if your accumulated value in the Fixed Account exceeds $1,000, the amount transferred from the Fixed Account in any policy Year may not exceed 25% of the accumulated value in the Fixed Account on the transfer date.



    DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.



                    CHANGES TO CONTRACT OR SEPARATE ACCOUNT



    MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.



    SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.



    CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.



    SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.



                                 OTHER BENEFITS



    DOLLAR COST AVERAGING -- Program You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. If you choose the DCA program, your Net Premiums will be deposited into the Hartford Money Market Sub-Account or the Fixed Account. Amounts will be transferred monthly to the other investment options in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment options that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.



    You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.



    The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment options at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against loss in a declining market.



    SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider.

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- MATURITY DATE EXTENSION RIDER. We will extend the maturity date to the date of the death of the second insured, regardless of the age of either insured, subject to certain death benefit and premium restrictions.



- YEARLY RENEWABLE TERM LIFE INSURANCE RIDER. While the rider is in force, we will pay the term life insurance amount upon receipt of due proof of death of the designated insured, subject to the conditions stated in the rider.



- DEDUCTION AMOUNT WAIVER RIDER. We will waive the Monthly Deduction Amount in the event of total disability prior to the insured reaching age 65 and continuing for at least six months. If the Deduction Amount Waiver Rider is added to your policy, the Monthly Deduction Amounts will be increased to include the charges for the rider.



- WAIVER OF SPECIFIED AMOUNT DISABILITY BENEFIT RIDER. If the insured becomes totally disabled, we will credit the policy with a premium equal to the Specified Amount Disability Benefit as defined in your policy, for as long as the insured remains totally disabled.



- ACCIDENTAL DEATH BENEFIT RIDER. We will increase in the amount paid upon the death of the insured if the death results from an accident.



    SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.



FIRST OPTION -- Interest Income



    Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.



SECOND OPTION -- Income of Fixed Amount



    Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.



THIRD OPTION -- Payments for a Fixed Period



    An amount payable monthly for the number of years selected, which may be from one to 30 years.



FOURTH OPTION -- Life Income



  Life Annuity -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.



  Life Annuity with 120 Monthly Payments Certain -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.



    The policy provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often.



    The table for the Fourth Option is based on the 1983a Individual Annuity Mortality Table, set back one year and with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.



    Other arrangements for income payments may be agreed upon.



    BENEFITS AT MATURITY -- If the insured is living on the maturity date, we will pay the Cash Surrender Value to you upon surrender of the policy to us. On the maturity date, the policy will terminate and Hartford will have no further obligations under the policy.



                              CLASS OF PURCHASERS



    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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                                    PREMIUMS



    APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds age 80 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.



    Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.



    PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.



    The policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts or the death benefit guarantee is available.



    You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:



- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.



- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.



- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.



- Any premium payment in excess of $1,000,000 is subject to our approval.



    ALLOCATION OF PREMIUM PAYMENTS -- The initial Net Premium (and any additional Net Premiums received by us before the end of the right to examine period) will be allocated to the Hartford Money Market Fund Sub-Account on the later of the policy date or the date we receive the initial premium payment. We will then allocate the value in the Hartford Money Market Fund Sub-Account to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the policy application upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.



    You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions as long as the number of investment choices you are allocated to does not exceed nine (9), and the percentage you allocate to each Sub-Account and/or the Fixed Account is in whole percentages. If we receive a premium payment with a premium allocation instruction that does not comply with the above rules, we will allocate the Net Premium pro rata based on the values of your existing investment choices.



    You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for such policy.



    ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.



    The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.



    ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share

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amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.



    All valuations in connection with a policy, e.g., with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at the National Service Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.



    ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.



    The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.



    A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.



    We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.



                               DEATH BENEFITS AND
                                 POLICY VALUES



    DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select.



    DEATH BENEFIT OPTIONS -- There are three death benefit options: the Level Death Benefit Option ("Option A"), the Return of Account Value Death Benefit Option ("Option B") and the Return of Premium Death Benefit Option ("Option C"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:



1.  Under Option A, the current Face Amount.



2.  Under Option B, the current Face Amount plus the Account Value.



3. Under Option C, the current Face Amount plus the sum of premiums paid. However, it will be no more than the current Face Amount plus the Option C limit, which is currently $2.5 million.



    OPTION CHANGE -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request. If you elect to change to Option A, the Face Amount will become that amount available as a death benefit immediately prior to such option change. If you elect to change to Option B, the Face Amount will become the amount available as a death benefit immediately prior to such option change, minus the then-current Account Value. Changing your death benefit option may result in a Surrender Charge. You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.



    DEATH BENEFIT GUARANTEE -- The death benefit guarantee will keep your policy in force, regardless of the investment performance of the Sub-Accounts, provided the following conditions are met:



1. The policy is in the first 10 policy years (except in certain states where a period less than 10 years may apply); and



2. On each Monthly Activity Date during the first 10 policy years the cumulative premium paid into the policy, less Indebtedness and less any withdrawals, equals or exceeds the Cumulative Death Benefit Guarantee premium on that date.

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    If the Face Amount has not been increased or decreased, the Cumulative Death Benefit Guarantee Premium is the aggregate of:



1. the Cumulative Death Benefit Guarantee Premium on the previous Monthly Activity Date; and



2. the current monthly Death Benefit Guarantee Premium shown on the policy's specifications page.



    The monthly Death Benefit Guarantee Premium will be adjusted to reflect any increases or decreases in the Face Amount during the death benefit guarantee period. We will send you a schedule showing the new monthly Death Benefit Guarantee Premium required for this period and the Death Benefit Guarantee Premium received to date.



    While the death benefit guarantee is available, the death benefit will be the Face Amount, regardless of the selected death benefit option.



    MINIMUM DEATH BENEFIT -- Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class.



EXAMPLES OF MINIMUM DEATH BENEFIT:



                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value..........................      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................       Level       Level



    In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.


    In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).



    INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect. We reserve the right to limit the number of increases or decreases made under the policy to not more than one in any 12 month period.



    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that allowed by our minimum rules then in effect. If you ask to decrease your Face Amount below the initial Face Amount, a Surrender Charge may be assessed, equal to:



1.  the Surrender Charge applicable to the current policy year; multiplied by



2.  the percentage described below.



    The percentage used to determine the Surrender Charge will be calculated by:



1. subtracting the requested Face Amount from the lowest Face Amount prior to the request; and



2.  dividing that difference by the lowest Face Amount prior to the request.



    The Surrender Charge assessed will be deducted from your Account Value on the Monthly Activity Date effective for the decrease.



    All requests to increase the Face Amount must be applied for on a new policy application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the date shown on the new policy's specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of increase is made.



    CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If you contract lapses, the contract terminates and no death benefit will be paid.



                            MAKING WITHDRAWALS FROM
                                  YOUR POLICY



    SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.



    WITHDRAWALS -- You may make one withdrawal each calendar month. The minimum withdrawal is $500. The maximum withdrawal is the Cash Surrender Value less $1,000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be decreased by an amount equal to the reduction in the Account Value resulting from the withdrawal. The minimum Face Amount required after a withdrawal is subject to our rules then in

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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effect. Unless specified otherwise, the withdrawal will be deducted pro rata from the Fixed Account and the Sub-Accounts. Currently, we do not impose a withdrawal charge. However, we reserve the right to charge up to $10 per withdrawal.



    Additionally, a Surrender Charge, equal to the proportion of the current Surrender Charge represented by the amount of the withdrawal to the Account Value immediately prior to such withdrawal, will be deducted from the Account Value. Any decrease in the Face Amount resulting from a withdrawal may result in a partial Surrender Charge.


    RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period ends the later of 10 days after you receive your policy, 10 days after we deliver to you a Notice of Right to Withdraw, or 45 days after you sign the application for your policy (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.



    RIGHT TO EXCHANGE A POLICY -- During the first 24 months after its issuance, you may exchange your policy for a non-variable life insurance policy on the life of the insured offered by us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the policy for which the new policy was exchanged. An exchange of a policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.



                                     LOANS



    AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan is $500.



    Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.



    If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, your policy will terminate. See "Lapse and Reinstatement."



    INTEREST CHARGED ON INDEBTEDNESS -- Interest on Indebtedness will accrue daily. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each Monthly Activity Date from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis. Policy loan rates are shown below.



                                                FIXED ACCOUNT MINIMUM
 POLICY YEAR    PORTION OF INDEBTEDNESS          CREDITED RATE PLUS
--------------  ------------------------------  ---------------------
     1-10       All Indebtedness                             2%
 11 and later   Preferred Loans (if any)                     0%
                All Indebtedness in excess of
                Preferred Loans                              1%



    CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4%.



    PREFERRED LOAN -- If, at any time after the tenth policy anniversary, the Account Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Account Value exceeds total premiums paid. The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date. The amount of the Loan Account that equals a Preferred Loan will be credited with interest at a rate of 4%. A lower interest rate is charged on Preferred Loans than on the rest of your Indebtedness, if any.



    LOAN REPAYMENTS -- You can repay all or any part of your Indebtedness at any time. The amount of policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated. Each repayment must be at least $50.



    EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce

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the death proceeds and the Cash Surrender Value otherwise payable.



                            LAPSE AND REINSTATEMENT



    LAPSE AND GRACE PERIOD -- During the first policy year, your policy will be in default on any Monthly Activity Date on which the Account Value less Indebtedness is not sufficient to cover the Monthly Deduction Amount.



    During the second policy year, your policy will be in default on any Monthly Activity Date on which the Account Value, less Indebtedness, less 50% of the Surrender Charge for the second policy year, is insufficient to cover the Monthly Deduction Amount.



    During the third policy year and thereafter, your policy will be in default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.



    A 61-day "Grace Period" will begin from the date of any policy default. Upon default, we will mail you and any assignee written notice of the amount of premium that will be required to continue the policy in force. The premium required will be no greater than the amount required to pay Monthly Deduction Amounts during the Grace Period plus three additional Monthly Deduction Amounts. Unless the death benefit guarantee is available, your policy will terminate without value if the required premium is not paid by the end of the Grace Period. If the death benefit guarantee is available and sufficient premium has not been paid by the end of the Grace Period, the death benefit will be reduced to the Face Amount and any policy riders will no longer be in force. If the insured dies during the Grace Period, we will pay the death proceeds.



    DEATH BENEFIT GUARANTEE DEFAULT AND GRACE PERIOD -- On every Monthly Activity Date during the death benefit guarantee period, we will compare the cumulative premium payments received, less Indebtedness and less withdrawals, to the Cumulative Death Benefit Guarantee Premium for the death benefit guarantee period in effect.



    If the cumulative premium payments received, less Indebtedness and less withdrawals, are less than the Cumulative Death Benefit Guarantee Premium, the death benefit guarantee will be deemed to be in default as of that Monthly Activity Date and the Grace Period will begin. We will mail you and any assignee written notice of the amount of premium required to continue the death benefit guarantee.



    The death benefit guarantee will be removed from the policy at the end of the Grace Period if we have not received the amount of premium required to continue such guarantee.



    REINSTATEMENT -- Prior to the death of the insured, a policy may be reinstated prior to the maturity date, provided such policy has not been surrendered for cash, and provided further that:



1.  You request reinstatement in writing within five years after termination;



2.  You submit satisfactory evidence of insurability to us;



3. Any Indebtedness existing at the time the policy was terminated is repaid or carried over to the reinstated policy; and



4. You pay a premium sufficient to cover ( a) all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (b) the sum of Monthly Deduction Amounts for the next three months after the date the policy is reinstated.



    The Account Value on the reinstatement date equals:



1.  The Cash Value at the time of policy termination; plus



2. Net Premiums derived from premiums paid at the time of policy reinstatement; minus



3. the Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus



4. the Surrender Charge at the time of policy reinstatement. The Surrender Charge is based on the duration from the original policy date.


                                     TAXES

                                    GENERAL


    SINCE FEDERAL TAX LAW IS COMPLEX, THE TAX CONSEQUENCES OF PURCHASING THIS POLICY WILL VARY DEPENDING ON YOUR SITUATION. YOU MAY NEED TAX OR LEGAL ADVICE TO HELP YOU DETERMINE WHETHER PURCHASING THIS POLICY IS RIGHT FOR YOU.



    Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



                 TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as

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amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy. (See "Premiums -- Accumulation Unit Values").



    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.



                       INCOME TAXATION OF POLICY BENEFITS



    For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



    Hartford also believes that any loan received under a policy will be treated as Indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.



    During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



    The Maturity Date Extension Rider allows a policy owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the policy is extended by rider, Hartford believes that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



                          MODIFIED ENDOWMENT CONTRACTS



    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.



    If the policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the policy is changed materially. The seven-pay test will be applied anew at any time the policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within the first seven years, the seven-pay test is applied as if the policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the contract is classified as a MEC then withdrawals from the contract will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the contract will be treated as a withdrawal from the contract for tax purposes. In addition, if the owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The owner's investment in the contract is increased by the amount includible in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).



    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

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    Before assigning, pledging, or requesting a loan under a policy that is a MEC, an owner should consult a qualified tax adviser.



    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.



    Hartford has instituted procedures to monitor whether a policy may become classified as a MEC after issue.



                      ESTATE AND GENERATION SKIPPING TAXES



    When the Insured dies, the death proceeds will generally be includible in the policy owner's estate for purposes of federal estate tax if the Insured owned the policy. If the policy owner was not the Insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includible in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.



    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $650,000 (for
1999) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next seven years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.



    If the policy owner (whether or not he or she is the Insured) transfers ownership of the policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million as adjusted for inflation. Because these rules are complex, the policy owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.



                          DIVERSIFICATION REQUIREMENTS



    The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



    The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT



    In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.



    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under
Section 817(d), relating to the definition of variable contract."



    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



    Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



                    TAX DEFERRAL DURING ACCUMULATION PERIOD



    Under existing provisions of the Code, except as described below, any increase in an owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or other such amounts deemed to be distributed) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for Federal income tax purposes.



                        LIFE INSURANCE PURCHASED FOR USE
                          IN SPLIT DOLLAR ARRANGEMENTS


    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.



                         FEDERAL INCOME TAX WITHHOLDING



    If any amounts are deemed to be current taxable income to the policy owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.



                      NON-INDIVIDUAL OWNERSHIP OF POLICIES



    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective policy owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.



                                     OTHER



    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.



                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS



    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.



                               LEGAL PROCEEDINGS



    There are no pending material legal proceedings to which the Separate Account is a party.

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                                 OTHER MATTERS



                                   YEAR 2000



    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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                           GLOSSARY OF SPECIAL TERMS



ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.



CASH SURRENDER VALUE: the Cash Value less all Indebtedness



CASH VALUE: the Account Value less any applicable Surrender Charges.



CUMULATIVE DEATH BENEFIT GUARANTEE PREMIUM: The premium required to maintain the Death Benefit guarantee.



DEATH BENEFIT GUARANTEE PREMIUM: The amount of monthly premium required to keep the Death Benefit guarantee available, as shown in the policy's specifications page, and used to calculate the Cumulative Death Benefit Guarantee Premium.



FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.



FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.



FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.



INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.



LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.



MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.



NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.



SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.



SUB-ACCOUNT: the subdivisions of the Separate Account



SURRENDER CHARGE: a charge that may be assessed if you surrender your policy or the Face Amount is decreased.



VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.



WE, US, OUR: Hartford Life and Annuity Insurance Company.



YOU, YOUR: the owner of the policy.



                      WHERE YOU CAN FIND MORE INFORMATION



    You can call us at 1-800-231-5453 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. you should read the Statement of Additional Information because you are bound by the terms contained in it.



    We file other information with the Securities and Exchange Commission. you may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

                                     PART B

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

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                      STATEMENT OF ADDITIONAL INFORMATION
                             SEPARATE ACCOUNT VL I



    This Statement of Additional Information is not a prospectus. We will send you a prospectus if you write us at P.O. Box 2999, Hartford, CT 06104-2999, or if you call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 3, 1999
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 1999

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY.......................................     3
 SERVICES..............................................................     6
 EXPERTS...............................................................     6
 DISTRIBUTION OF THE POLICIES..........................................     6
 ADDITIONAL INFORMATION ABOUT CHARGES..................................     7
 ILLUSTRATION OF BENEFITS..............................................     8
 FINANCIAL STATEMENTS..................................................  SA-1

STATEMENT OF ADDITIONAL INFORMATION                                            3
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                              GENERAL INFORMATION
                                  AND HISTORY



    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


    Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.



    The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Wendell J. Bossen            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1992-Present), Hartford
                                                                      Life Insurance Company; President (1992-Present),
                                                                      International Corporate Marketing Group, Inc.

Gregory A. Boyko             Senior Vice President,                 Vice President & Controller (1995-1997), Hartford Life Insurance
                             Director, 1997*                          Company; Director (1997-Present); Senior Vice President
                                                                      (1997-Present), Chief Financial Officer & Treasurer
                                                                      (1997-1998); Vice President & Controller (1995-1997), Hartford
                                                                      Life and Accident Insurance Company; Director (1997-Present);
                                                                      Senior Vice President, Chief Financial Officer & Treasurer
                                                                      (1997-Present); Vice President and Controller (1995-1997),
                                                                      Hartford Life Insurance Company; Senior Vice President, Chief
                                                                      Financial Officer & Treasurer (1997-Present), Hartford Life,
                                                                      Inc.; Chief Financial Officer (1994-1995), IMG American Life;
                                                                      Senior Vice President (1992-1994), Connecticut Mutual Life
                                                                      Insurance Company.

Peter W. Cummins             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice President,
                                                                      (1997-Present); Vice President (1989-1997), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Vice President (1989-1997); Senior Vice
                                                                      President (1997-Present); Vice President (1989-1997), Hartford
                                                                      Life Insurance Company.

Timothy M. Fitch             Vice President, 1995                   Vice President (1995-Present); Actuary (1994-Present); Assistant
                             Actuary, 1997                            Vice President (1992-1995), Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-Present); Actuary
                                                                      (1994-Present); Assistant Vice President (1992-1995), Hartford
                                                                      Life Insurance Company.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief   Accounting    Vice President & Chief Accounting Office (1998-Present),
                             Officer, 1998                            Hartford Life Insurance Company; Vice President & Chief
                                                                      Accounting Officer, (1998-Present), Royal Life Insurance
                                                                      Company of America; Vice President & Chief Accounting Officer
                                                                      (1998-Present) Alpine Life Insurance Company; Chief Accounting
                                                                      Officer (1997-Present), Hartford Life, Inc.; Director, Finance
                                                                      (1995-1997), Value Health, Inc.; Senior Manager (1993-1995),
                                                                      Coopers and Lybrand; Audit Manager (1993-1996) Arthur Andersen
                                                                      & Co.

David T. Foy                 Senior Vice President &                Senior Vice President (1998-Present), Vice President (1998),
                             Treasurer, 1998                          Assistant Vice President (1995-1998), Hartford; Senior Vice
                                                                      President (1998-Present), Hartford Life and Accident Insurance
                                                                      Company; Director, Strategic Planning Corporate Finance
                                                                      (1995-1996), IA Product Development (1994-1995), Hartford;
                                                                      Various Actuarial Roles (1989-1993) Milliman & Robertson

Lynda Godkin                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995), Hartford;
                             General Counsel, 1996                    Director (1997-Present); Senior Vice President (1997-Present);
                             Corporate Secretary, 1996                General Counsel (1996-Present); Corporate Secretary
                             Director, 1997*                          (1995-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life and Accident Insurance Company;
                                                                      Senior Vice President (1997-Present); General Counsel
                                                                      (1996-Present); Corporate Secretary (1995-Present); Director
                                                                      (1997-Present); Associate General Counsel (1995-1996);
                                                                      Assistant General Counsel and Secretary (1994-1995); Counsel
                                                                      (1990-1994), Hartford Life Insurance Company; Vice President
                                                                      and General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady                Senior Vice President, 1998            Vice President (1994-1998), Hartford; Senior Vice President
                             Vice President, 1994                     (1998-Present); Vice President (1993-1997); Assistant Vice
                                                                      President (1987-1993), Hartford Life and Accident Insurance
                                                                      Company; Senior Vice President (1998-Present); Vice President
                                                                      (1994-1997); Assistant Vice President (1987-1994), Hartford
                                                                      Life Insurance Company.

Stephen T. Joyce             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant Vice
                                                                      President (1994-1997), Hartford Life and Accident Insurance
                                                                      Company; Vice President (1997-Present); Assistant Vice
                                                                      President (1994-1997), Hartford Life Insurance Company.

Michael D. Keeler            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                      Insurance Company; Vice President (1995-1997), Providian
                                                                      Insurance; Supervisor/ Manager (1985-1995), U.S. West
                                                                      Communications.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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                                    POSITION WITH HARTFORD;                OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME                        YEAR OF ELECTION                         FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
---------------------------  -------------------------------------  ----------------------------------------------------------------
Robert A. Kerzner            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                             Vice President, 1997                     (1994-1998), Hartford; Senior Vice President (1998-Present);
                                                                      Vice President (1994-1997); Regional Vice President
                                                                      (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                             Director, Individual Life and            Annuities (1991-1993), Hartford; Director (1994-Present);
                             Annuity Division, 1993                   Executive Vice President (1995-Present); Director, Individual
                             Director, 1994*                          Life and Annuity Division (1994-Present); Senior Vice
                                                                      President (1994-1995); Vice President (1989-1994); Actuary
                                                                      (1987-1997), Hartford Life and Accident Insurance Company;
                                                                      Director (1994-Present); Executive Vice President
                                                                      (1995-Present); Director, Individual Life and Annuity Division
                                                                      (1994-Present); Senior Vice President (1994-1995); Vice
                                                                      President (1989-1994); Actuary (1987-1995), Hartford Life
                                                                      Insurance Company; Executive Vice President, Individual Life
                                                                      and Annuities (1997-Present), Hartford Life, Inc.

Steven L. Matthieson         Vice President, 1984                   Director of New Business (1984-1997), Hartford.

Craig R. Raymond             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                             Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                      President (1997-Present); Chief Actuary (1995-Present); Vice
                                                                      President (1993-1997); Actuary (1990-1995), Hartford Life and
                                                                      Accident Insurance Company; Senior Vice President
                                                                      (1997-Present); Chief Actuary (1994-Present); Vice President
                                                                      (1993-1997); Assistant Vice President (1992-1993); Actuary
                                                                      (1989-1994), Hartford Life Insurance Company; Vice President
                                                                      and Chief Actuary (1997-Present), Hartford Life, Inc.

Lowndes A. Smith             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                             Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                             Director, 1985*                          Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life and Accident Insurance Company; Director
                                                                      (1981-Present); President (1989-Present), Chief Executive
                                                                      Officer (1997-Present); Chief Operating Officer (1989-1997),
                                                                      Hartford Life Insurance Company; Chief Executive Officer and
                                                                      President and Director (1997-Present), Hartford Life, Inc.

David M. Znamierowski        Senior Vice President, 1997            Vice President (1997) Senior Vice President (1997) Director,
                             Director, 1998                           Risk Management Strategy (1996) Director (1998), Hartford;
                                                                      Director (1998-Present); Senior Vice President (1997-Present);
                                                                      Hartford Life and Accident Insurance Company; Vice President,
                                                                      Investment Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                                      President, Investment Strategy & Policy (1991-1996), Aetna
                                                                      Life and Casualty.


---------


 * Denotes date of election to Board of Directors of Hartford.



** Affiliated Company of The Hartford Financial Services Group, Inc.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    SEPARATE ACCOUNT VL I was established as a separate account under Connecticut law on September 18, 1992. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



                                    SERVICES



    SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.



                                    EXPERTS



    INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Kenneth A. McCullum, FSA, MAAA, Assistant Vice President and Director, Individual Life Product Development, for Hartford, and are included in reliance upon his opinion as to their reasonableness.



                            DISTRIBUTION OF POLICIES



    Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and will offer the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



    The policies will be sold by salespersons who represent Hartford as insurance agents and who are registered representatives of HESCO or certain other registered broker-dealers who have entered into distribution agreements with HESCO.



    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers, is 45% of the premium paid up to a Target Premium, 2.0% of premium paid between the Target Premium and a 2nd Tier Target Premium and 1.0% of premium paid in excess of the 2nd Tier Target Premium. The Target Premium and the 2nd Tier Target Premium is an amount used to calculate sales commissions. The amounts vary by the: (1) age; (2) gender; and (3) underwriting of the class of the Insured. In Policy Years 2 and later, sales representative commissions will not exceed 2.0% of the premiums paid. Additionally, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if the Policy terminates prior to the Policy's first Policy Anniversary.



    Broker-dealers or financial institutions are compensated according to a schedule set forth HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments. This compensation is usually paid from the sales charges described in the Prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or other financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their assets and will not effect the amounts paid by the policy owner to purchase,
hold or surrender variable insurance products.               .



    The following table shows officers and directors of HESCO:



NAME AND PRINCIPAL
BUSINESS ADDRESS         POSITIONS AND OFFICES
-----------------------  ----------------------------------------
Lowndes A. Smith         President and Chief Executive Officer,
                          Director
Thomas M. Marra          Executive Vice President, Director
Peter W. Cummins         Senior Vice President
Lynda Godkin             Senior Vice President, General Counsel
                          and Corporate Secretary
Donald E. Waggaman, Jr.  Treasurer
George R. Jay            Controller

STATEMENT OF ADDITIONAL INFORMATION                                            7
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                             ADDITIONAL INFORMATION
                                 ABOUT CHARGES



    SALES LOAD -- The front-end sales load is a charge deducted from each premium payment. The current maximum front-end sales load for all premiums is 2.0% in Policy Years 1 through 10. Thereafter, the front-end sales load is currently 0%. We reserve the right to charge a maximum of 2.0%.



    The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies.



    REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL I.



    UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.



    The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.



    Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.



    INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES



    The following tables illustrate the way in which the Policy operates. They show how the Death Benefit, Account Values and Cash Surrender Values could vary over an extended period of time, assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The illustrations assume a male, preferred, age 45, with $250,000 of Face Amount and a premium of $3,250 paid in all years.



    The Death Benefit, Account Value and Cash Surrender Value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan was made during the period of time illustrated.



    The tables reflect the deductions of current Policy charges and guaranteed Policy charges for a single gross interest rate. The Death Benefits, Account Values and Cash Surrender Values would change if current Cost of Insurance charges change.



    The amounts shown for the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.71% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the 0.71% average daily charge) of -0.71%, 5.29% and 11.29%, respectively.



    In addition, the Death Benefit, Account Value and Cash Surrender Value as of the end of each Policy Year take into account the front-end sales load, federal tax charge, premium tax charge, Cost of Insurance charge, monthly administrative fee, and mortality and expense risk charge. For purpose of the illustrations in this Statement of Additional Information, the premium tax charge and federal tax charge is assumed to be an average of 3.5%.



    The hypothetical returns shown in the illustrations are without any tax charges that may be allocable to the Separate Account in the future. In order to produce after-tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12%, respectively, to cover any tax charges.



    The "Premiums Accumulated at 5% Interest Per Year " column of each illustration table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes, of 5% per year, compounded annually.



    Hartford will furnish, upon request, a comparable illustration reflecting the proposed Insured's age and risk classification, a Policy's proposed Face Amount or the initial premium requested, and reflecting guaranteed Cost of Insurance rates. Hartford will also furnish an additional similar illustration reflecting current Cost of Insurance rates, which may be less than, but never greater than, the guaranteed Cost of Insurance rates.

STATEMENT OF ADDITIONAL INFORMATION                                            9
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                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         1,274           0         250,000        1,274           0         250,000
      2              8,610         4,172         261         250,000        4,172         261         250,000
      3             13,241         6,928       3,506         250,000        6,928       3,506         250,000
      4             18,103         9,582       6,649         250,000        9,582       6,649         250,000
      5             23,208        12,157       9,713         250,000       12,157       9,713         250,000

      6             28,568        14,669      12,714         250,000       14,669      12,714         250,000
      7             34,196        17,122      15,656         250,000       17,122      15,656         250,000
      8             40,106        19,532      18,554         250,000       19,532      18,554         250,000
      9             46,312        21,890      21,401         250,000       21,890      21,401         250,000
     10             52,827        24,187      24,187         250,000       24,187      24,187         250,000

     11             59,669        26,679      26,679         250,000       25,668      25,668         250,000
     12             66,852        29,036      29,036         250,000       26,955      26,955         250,000
     13             74,395        31,243      31,243         250,000       28,042      28,042         250,000
     14             82,314        33,303      33,303         250,000       28,907      28,907         250,000
     15             90,630        35,215      35,215         250,000       29,529      29,529         250,000

     16             99,361        36,886      36,886         250,000       29,878      29,878         250,000
     17            108,530        38,411      38,411         250,000       29,927      29,927         250,000
     18            118,156        39,788      39,788         250,000       29,630      29,630         250,000
     19            128,264        41,009      41,009         250,000       28,939      28,939         250,000
     20            138,877        42,068      42,068         250,000       27,803      27,803         250,000

     25            200,454        43,755      43,755         250,000       13,571      13,571         250,000
     30            279,043        36,996      36,996         250,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         1,369           0         250,000        1,369           0         250,000
      2              8,610         4,539         628         250,000        4,539         628         250,000
      3             13,241         7,749       4,327         250,000        7,749       4,327         250,000
      4             18,103        11,043       8,110         250,000       11,043       8,110         250,000
      5             23,208        14,447      12,003         250,000       14,447      12,003         250,000

      6             28,568        17,982      16,027         250,000       17,982      16,027         250,000
      7             34,196        21,659      20,193         250,000       21,659      20,193         250,000
      8             40,106        25,500      24,522         250,000       25,500      24,522         250,000
      9             46,312        29,504      29,016         250,000       29,504      29,016         250,000
     10             52,827        33,672      33,672         250,000       33,672      33,672         250,000

     11             59,669        38,285      38,285         250,000       37,289      37,289         250,000
     12             66,852        43,025      43,025         250,000       40,924      40,924         250,000
     13             74,395        47,882      47,882         250,000       44,576      44,576         250,000
     14             82,314        52,869      52,869         250,000       48,230      48,230         250,000
     15             90,630        57,994      57,994         250,000       51,870      51,870         250,000

     16             99,361        63,183      63,183         250,000       55,476      55,476         250,000
     17            108,530        68,531      68,531         250,000       59,029      59,029         250,000
     18            118,156        74,051      74,051         250,000       62,496      62,496         250,000
     19            128,264        79,751      79,751         250,000       65,842      65,842         250,000
     20            138,877        85,642      85,642         250,000       69,033      69,033         250,000

     25            200,454       117,780     117,780         250,000       81,496      81,496         250,000
     30            279,043       155,708     155,708         250,000       81,595      81,595         250,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         1,464           0         250,000        1,464           0         250,000
      2              8,610         4,918       1,006         250,000        4,918       1,006         250,000
      3             13,241         8,628       5,206         250,000        8,628       5,206         250,000
      4             18,103        12,667       9,734         250,000       12,667       9,734         250,000
      5             23,208        17,093      14,648         250,000       17,093      14,648         250,000

      6             28,568        21,964      20,009         250,000       21,964      20,009         250,000
      7             34,196        27,335      25,868         250,000       27,335      25,868         250,000
      8             40,106        33,275      32,297         250,000       33,275      32,297         250,000
      9             46,312        39,839      39,350         250,000       39,839      39,350         250,000
     10             52,827        47,088      47,088         250,000       47,088      47,088         250,000

     11             59,669        55,395      55,395         250,000       54,437      54,437         250,000
     12             66,852        64,519      64,519         250,000       62,464      62,464         250,000
     13             74,395        74,542      74,542         250,000       71,253      71,253         250,000
     14             82,314        85,579      85,579         250,000       80,892      80,892         250,000
     15             90,630        97,753      97,753         250,000       91,481      91,481         250,000

     16             99,361       111,139     111,139         250,000      103,136     103,136         250,000
     17            108,530       125,966     125,966         250,000      115,998     115,998         250,000
     18            118,156       142,416     142,416         250,000      130,226     130,226         250,000
     19            128,264       160,697     160,697         250,000      146,010     146,010         250,000
     20            138,877       181,045     181,045         250,000      163,588     163,588         250,000

     25            200,454       321,208     321,208         372,602      287,165     287,165         333,112
     30            279,043       551,256     551,256         589,844      489,170     489,170         523,412



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         3,195       2,795         250,000        3,195       2,795         250,000
      2              8,610         6,415       6,060         250,000        5,935       5,579         250,000
      3             13,241         9,457       9,146         250,000        8,555       8,244         250,000
      4             18,103        12,363      12,096         250,000       11,055      10,788         250,000
      5             23,208        15,163      14,941         250,000       13,428      13,206         250,000

      6             28,568        17,872      17,694         250,000       15,666      15,488         250,000
      7             34,196        20,500      20,366         250,000       17,761      17,628         250,000
      8             40,106        23,057      22,968         250,000       19,701      19,612         250,000
      9             46,312        25,542      25,498         250,000       21,474      21,429         250,000
     10             52,827        27,942      27,942         250,000       23,065      23,065         250,000

     11             59,669        30,194      30,194         250,000       24,464      24,464         250,000
     12             66,852        32,292      32,292         250,000       25,659      25,659         250,000
     13             74,395        34,216      34,216         250,000       26,644      26,644         250,000
     14             82,314        35,970      35,970         250,000       27,399      27,399         250,000
     15             90,630        37,554      37,554         250,000       27,905      27,905         250,000

     16             99,361        38,871      38,871         250,000       28,133      28,133         250,000
     17            108,530        40,026      40,026         250,000       28,057      28,057         250,000
     18            118,156        41,016      41,016         250,000       27,635      27,635         250,000
     19            128,264        41,833      41,833         250,000       26,818      26,818         250,000
     20            138,877        42,470      42,470         250,000       25,561      25,561         250,000
     25            200,454        44,760      44,760         250,000       11,447      11,447         250,000
     30            279,043        38,664      38,664         250,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         3,407       3,007         250,000        3,407       3,007         250,000
      2              8,610         7,039       6,684         250,000        6,544       6,188         250,000
      3             13,241        10,697      10,386         250,000        9,739       9,428         250,000
      4             18,103        14,423      14,157         250,000       12,992      12,725         250,000
      5             23,208        18,249      18,026         250,000       16,297      16,075         250,000

      6             28,568        22,190      22,012         250,000       19,646      19,469         250,000
      7             34,196        26,262      26,129         250,000       23,033      22,900         250,000
      8             40,106        30,480      30,391         250,000       26,446      26,357         250,000
      9             46,312        34,848      34,803         250,000       29,873      29,828         250,000
     10             52,827        39,357      39,357         250,000       33,301      33,301         250,000

     11             59,669        43,952      43,952         250,000       36,718      36,718         250,000
     12             66,852        48,632      48,632         250,000       40,116      40,116         250,000
     13             74,395        53,380      53,380         250,000       43,487      43,487         250,000
     14             82,314        58,207      58,207         250,000       46,816      46,816         250,000
     15             90,630        63,118      63,118         250,000       50,083      50,083         250,000

     16             99,361        68,031      68,031         250,000       53,264      53,264         250,000
     17            108,530        73,046      73,046         250,000       56,338      56,338         250,000
     18            118,156        78,169      78,169         250,000       59,266      59,266         250,000
     19            128,264        83,401      83,401         250,000       62,009      62,009         250,000
     20            138,877        88,752      88,752         250,000       64,528      64,528         250,000

     25            200,454       122,682     122,682         250,000       74,452      74,452         250,000
     30            279,043       163,309     163,309         250,000       69,828      69,828         250,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         3,619       3,219         250,000        3,619       3,219         250,000
      2              8,610         7,689       7,333         250,000        7,179       6,823         250,000
      3             13,241        12,040      11,729         250,000       11,025      10,714         250,000
      4             18,103        16,744      16,478         250,000       15,182      14,915         250,000
      5             23,208        21,866      21,644         250,000       19,677      19,454         250,000

      6             28,568        27,461      27,283         250,000       24,532      24,354         250,000
      7             34,196        33,587      33,454         250,000       29,779      29,646         250,000
      8             40,106        40,308      40,219         250,000       35,446      35,357         250,000
      9             46,312        47,683      47,639         250,000       41,569      41,524         250,000
     10             52,827        55,766      55,766         250,000       48,183      48,183         250,000

     11             59,669        64,571      64,571         250,000       55,337      55,337         250,000
     12             66,852        74,173      74,173         250,000       63,085      63,085         250,000
     13             74,395        84,643      84,643         250,000       71,495      71,495         250,000
     14             82,314        96,085      96,085         250,000       80,636      80,636         250,000
     15             90,630       108,612     108,612         250,000       90,586      90,586         250,000

     16             99,361       122,288     122,288         250,000      101,437     101,437         250,000
     17            108,530       137,328     137,328         250,000      113,299     113,299         250,000
     18            118,156       153,896     153,896         250,000      126,291     126,291         250,000
     19            128,264       172,178     172,178         250,000      140,564     140,564         250,000
     20            138,877       192,386     192,386         250,000      156,298     156,298         250,000

     25            200,454       340,818     340,818         395,348      271,308     271,308         314,718
     30            279,043       584,184     584,184         625,077      457,550     457,550         489,578



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         1,241           0         250,000        1,241           0         250,000
      2              8,610         4,093         182         250,000        4,093         182         250,000
      3             13,241         6,792       3,370         250,000        6,792       3,370         250,000
      4             18,103         9,381       6,448         250,000        9,381       6,448         250,000
      5             23,208        11,888       9,443         250,000       11,888       9,443         250,000

      6             28,568        14,327      12,371         250,000       14,327      12,371         250,000
      7             34,196        16,706      15,239         250,000       16,706      15,239         250,000
      8             40,106        19,039      18,062         250,000       19,039      18,062         250,000
      9             46,312        21,321      20,832         250,000       21,321      20,832         250,000
     10             52,827        23,537      23,537         250,000       23,537      23,537         250,000

     11             59,669        25,939      25,939         250,000       25,021      25,021         250,000
     12             66,852        28,197      28,197         250,000       26,311      26,311         250,000
     13             74,395        30,291      30,291         250,000       27,400      27,400         250,000
     14             82,314        32,223      32,223         250,000       28,266      28,266         250,000
     15             90,630        33,996      33,996         250,000       28,889      28,889         250,000

     16             99,361        35,503      35,503         250,000       29,238      29,238         250,000
     17            108,530        36,850      36,850         250,000       29,286      29,286         250,000
     18            118,156        38,035      38,035         250,000       28,987      28,987         250,000
     19            128,264        39,048      39,048         250,000       28,293      28,293         250,000
     20            138,877        39,880      39,880         250,000       27,152      27,152         250,000

     25            200,454        39,992      39,992         250,000       12,872      12,872         250,000
     30            279,043        30,452      30,452         250,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         1,335           0         250,000        1,335           0         250,000
      2              8,610         4,455         544         250,000        4,455         544         250,000
      3             13,241         7,602       4,180         250,000        7,602       4,180         250,000
      4             18,103        10,821       7,888         250,000       10,821       7,888         250,000
      5             23,208        14,141      11,697         250,000       14,141      11,697         250,000

      6             28,568        17,584      15,628         250,000       17,584      15,628         250,000
      7             34,196        21,162      19,695         250,000       21,162      19,695         250,000
      8             40,106        24,897      23,919         250,000       24,897      23,919         250,000
      9             46,312        28,790      28,301         250,000       28,790      28,301         250,000
     10             52,827        32,836      32,836         250,000       32,836      32,836         250,000

     11             59,669        37,312      37,312         250,000       36,406      36,406         250,000
     12             66,852        41,899      41,899         250,000       39,992      39,992         250,000
     13             74,395        46,582      46,582         250,000       43,591      43,591         250,000
     14             82,314        51,373      51,373         250,000       47,187      47,187         250,000
     15             90,630        56,282      56,282         250,000       50,766      50,766         250,000

     16             99,361        61,221      61,221         250,000       54,305      54,305         250,000
     17            108,530        66,296      66,296         250,000       57,785      57,785         250,000
     18            118,156        71,516      71,516         250,000       61,173      61,173         250,000
     19            128,264        76,888      76,888         250,000       64,432      64,432         250,000
     20            138,877        82,421      82,421         250,000       67,528      67,528         250,000

     25            200,454       112,137     112,137         250,000       79,328      79,328         250,000
     30            279,043       146,111     146,111         250,000       78,177      78,177         250,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         1,429           0         250,000        1,429           0         250,000
      2              8,610         4,829         918         250,000        4,829         918         250,000
      3             13,241         8,469       5,047         250,000        8,469       5,047         250,000
      4             18,103        12,421       9,488         250,000       12,421       9,488         250,000
      5             23,208        16,746      14,301         250,000       16,746      14,301         250,000

      6             28,568        21,500      19,545         250,000       21,500      19,545         250,000
      7             34,196        26,740      25,274         250,000       26,740      25,274         250,000
      8             40,106        32,534      31,557         250,000       32,534      31,557         250,000
      9             46,312        38,937      38,448         250,000       38,937      38,448         250,000
     10             52,827        46,003      46,003         250,000       46,003      46,003         250,000

     11             59,669        54,098      54,098         250,000       53,226      53,226         250,000
     12             66,852        62,982      62,982         250,000       61,112      61,112         250,000
     13             74,395        72,728      72,728         250,000       69,743      69,743         250,000
     14             82,314        83,449      83,449         250,000       79,203      79,203         250,000
     15             90,630        95,266      95,266         250,000       89,590      89,590         250,000

     16             99,361       108,242     108,242         250,000      101,016     101,016         250,000
     17            108,530       122,612     122,612         250,000      113,619     113,619         250,000
     18            118,156       138,555     138,555         250,000      127,550     127,550         250,000
     19            128,264       156,274     156,274         250,000      142,996     142,996         250,000
     20            138,877       176,005     176,005         250,000      160,187     160,187         250,000

     25            200,454       312,347     312,347         362,323      281,295     281,295         326,302
     30            279,043       536,068     536,068         573,593      479,676     479,676         513,254



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.71% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         3,160       2,760         250,000        3,160       2,760         250,000
      2              8,610         6,329       5,973         250,000        5,900       5,545         250,000
      3             13,241         9,309       8,998         250,000        8,521       8,210         250,000
      4             18,103        12,147      11,881         250,000       11,021      10,754         250,000
      5             23,208        14,874      14,651         250,000       13,395      13,173         250,000

      6             28,568        17,507      17,330         250,000       15,634      15,456         250,000
      7             34,196        20,057      19,924         250,000       17,729      17,596         250,000
      8             40,106        22,538      22,449         250,000       19,669      19,580         250,000
      9             46,312        24,945      24,900         250,000       21,443      21,398         250,000
     10             52,827        27,265      27,265         250,000       23,035      23,035         250,000

     11             59,669        29,427      29,427         250,000       24,434      24,434         250,000
     12             66,852        31,423      31,423         250,000       25,629      25,629         250,000
     13             74,395        33,232      33,232         250,000       26,615      26,615         250,000
     14             82,314        34,858      34,858         250,000       27,370      27,370         250,000
     15             90,630        36,301      36,301         250,000       27,876      27,876         250,000

     16             99,361        37,451      37,451         250,000       28,105      28,105         250,000
     17            108,530        38,424      38,424         250,000       28,029      28,029         250,000
     18            118,156        39,216      39,216         250,000       27,607      27,607         250,000
     19            128,264        39,818      39,818         250,000       26,790      26,790         250,000
     20            138,877        40,223      40,223         250,000       25,533      25,533         250,000

     25            200,454        40,943      40,943         250,000       11,418      11,418         250,000
     30            279,043        32,080      32,080         250,000           --          --              --



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         3,371       2,971         250,000        3,371       2,971         250,000
      2              8,610         6,948       6,592         250,000        6,506       6,150         250,000
      3             13,241        10,537      10,226         250,000        9,700       9,389         250,000
      4             18,103        14,185      13,918         250,000       12,950      12,684         250,000
      5             23,208        17,920      17,698         250,000       16,254      16,032         250,000

      6             28,568        21,767      21,589         250,000       19,602      19,424         250,000
      7             34,196        25,736      25,603         250,000       22,986      22,853         250,000
      8             40,106        29,848      29,759         250,000       26,397      26,308         250,000
      9             46,312        34,102      34,057         250,000       29,822      29,777         250,000
     10             52,827        38,491      38,491         250,000       33,247      33,247         250,000

     11             59,669        42,950      42,950         250,000       36,663      36,663         250,000
     12             66,852        47,477      47,477         250,000       40,057      40,057         250,000
     13             74,395        52,053      52,053         250,000       43,426      43,426         250,000
     14             82,314        56,687      56,687         250,000       46,751      46,751         250,000
     15             90,630        61,385      61,385         250,000       50,015      50,015         250,000

     16             99,361        66,052      66,052         250,000       53,193      53,193         250,000
     17            108,530        70,796      70,796         250,000       56,263      56,263         250,000
     18            118,156        75,623      75,623         250,000       59,187      59,187         250,000
     19            128,264        80,535      80,535         250,000       61,925      61,925         250,000
     20            138,877        85,535      85,535         250,000       64,439      64,439         250,000

     25            200,454       117,078     117,078         250,000       74,327      74,327         250,000
     30            279,043       153,857     153,857         250,000       69,633      69,633         250,000



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE


                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.29% NET)



                                         CURRENT CHARGES*                       GUARANTEED CHARGES**
               PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                      CASH                                     CASH
  POLICY    AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR        PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ---------------   -----------   -----------   ----------   -----------   -----------   ----------
      1              4,200         3,582       3,182         250,000        3,582       3,182         250,000
      2              8,610         7,593       7,237         250,000        7,138       6,782         250,000
      3             13,241        11,868      11,557         250,000       10,980      10,668         250,000
      4             18,103        16,481      16,214         250,000       15,132      14,865         250,000
      5             23,208        21,495      21,272         250,000       19,622      19,399         250,000

      6             28,568        26,970      26,792         250,000       24,471      24,294         250,000
      7             34,196        32,961      32,827         250,000       29,712      29,579         250,000
      8             40,106        39,535      39,447         250,000       35,372      35,283         250,000
      9             46,312        46,747      46,702         250,000       41,487      41,442         250,000
     10             52,827        54,649      54,649         250,000       48,093      48,093         250,000

     11             59,669        63,247      63,247         250,000       55,237      55,237         250,000
     12             66,852        72,612      72,612         250,000       62,975      62,975         250,000
     13             74,395        82,813      82,813         250,000       71,373      71,373         250,000
     14             82,314        93,950      93,950         250,000       80,499      80,499         250,000
     15             90,630       106,137     106,137         250,000       90,435      90,435         250,000

     16             99,361       119,424     119,424         250,000      101,269     101,269         250,000
     17            108,530       134,034     134,034         250,000      113,111     113,111         250,000
     18            118,156       150,130     150,130         250,000      126,082     126,082         250,000
     19            128,264       167,895     167,895         250,000      140,330     140,330         250,000
     20            138,877       187,543     187,543         250,000      156,037     156,037         250,000

     25            200,454       332,352     332,352         385,528      270,857     270,857         314,194
     30            279,043       569,602     569,602         609,474      456,830     456,830         488,808



   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES WILL
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.



    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Hartford Life and Annuity Insurance Company                                 SA-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Variable Life One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Fidelity VIP Equity-Income Fund, Fidelity VIP Overseas Fund, Fidelity VIP II Asset Manager Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, and MidCap Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1999

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

                                                                 MONEY
                             BOND FUND        STOCK FUND      MARKET FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 1,859,522
    Cost $1,961,050
      Market Value.......    $  2,009,520         --               --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 2,751,972
    Cost $15,443,622
      Market Value.......        --           $ 18,057,519         --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 25,796,373
    Cost $25,796,373
      Market Value.......        --               --           $ 25,796,373
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 2,938,878
    Cost $8,019,628
      Market Value.......        --               --               --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 3,585,142
    Cost $15,550,948
      Market Value.......        --               --               --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 608,233
    Cost $669,509
      Market Value.......        --               --               --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 3,042,284
    Cost $9,431,173
      Market Value.......        --               --               --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 4,336,343
    Cost $5,697,915
      Market Value.......        --               --               --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 4,333,353
    Cost $8,735,254
      Market Value.......        --               --               --
  Due from Hartford Life
   & Annuity Insurance
   Company...............        --                 36,742        2,586,454
  Receivable from fund
   shares sold...........              25         --               --
                           --------------   --------------   --------------
  Total Assets...........       2,009,545       18,094,261       28,382,827
                           --------------   --------------   --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............              41         --               --
  Payable for fund shares
   purchased.............        --                 37,028        2,585,351
                           --------------   --------------   --------------
  Total Liabilities......              41           37,028        2,585,351
                           --------------   --------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........    $  2,009,504     $ 18,057,233     $ 25,797,476
                           --------------   --------------   --------------
                           --------------   --------------   --------------
  Units Owned by
   Participants..........       1,352,909        5,754,715       19,784,827
  Unit Values............    $   1.485321     $   3.137815     $   1.303902

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                                                  CAPITAL          MORTGAGE                        INTERNATIONAL        DIVIDEND
                                               APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES       AND GROWTH
                            ADVISERS FUND          FUND              FUND             FUND              FUND              FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------   ---------------   --------------   --------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 1,859,522
    Cost $1,961,050
      Market Value.......       --                  --                --               --              --                  --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 2,751,972
    Cost $15,443,622
      Market Value.......       --                  --                --               --              --                  --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 25,796,373
    Cost $25,796,373
      Market Value.......       --                  --                --               --              --                  --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 2,938,878
    Cost $8,019,628
      Market Value.......     $8,773,294            --                --               --              --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 3,585,142
    Cost $15,550,948
      Market Value.......       --              $  17,061,980         --               --              --                  --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 608,233
    Cost $669,509
      Market Value.......       --                  --             $   659,660         --              --                  --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 3,042,284
    Cost $9,431,173
      Market Value.......       --                  --                --           $ 10,862,331        --                  --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 4,336,343
    Cost $5,697,915
      Market Value.......       --                  --                --               --            $5,875,125            --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 4,333,353
    Cost $8,735,254
      Market Value.......       --                  --                --               --              --              $  9,362,148
  Due from Hartford Life
   & Annuity Insurance
   Company...............         56,120               71,090                1         --                 8,547              61,290
  Receivable from fund
   shares sold...........       --                  --                --                 59,331        --                  --
                           ----------------   ---------------   --------------   --------------   ----------------   --------------
  Total Assets...........      8,829,414           17,133,070          659,661       10,921,662       5,883,672           9,423,438
                           ----------------   ---------------   --------------   --------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --                  --                --                 59,974        --                  --
  Payable for fund shares
   purchased.............         56,258               71,362         --               --                 8,652              61,707
                           ----------------   ---------------   --------------   --------------   ----------------   --------------
  Total Liabilities......         56,258               71,362         --                 59,974           8,652              61,707
                           ----------------   ---------------   --------------   --------------   ----------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........     $8,773,156        $  17,061,708      $   659,661     $ 10,861,688      $5,875,020        $  9,361,731
                           ----------------   ---------------   --------------   --------------   ----------------   --------------
                           ----------------   ---------------   --------------   --------------   ----------------   --------------
  Units Owned by
   Participants..........      3,614,682            6,917,191          458,077        3,651,309       3,457,586           4,023,410
  Unit Values............     $ 2.427089        $    2.466566      $  1.440067     $   2.974738      $ 1.699168        $   2.326815

SA-4                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1998

                             FIDELITY VIP      FIDELITY VIP
                            EQUITY-INCOME        OVERSEAS
                              PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------   --------------
ASSETS:
  Investments:
    Fidelity VIP
     Equity-Income
     Portfolio
    Shares 252,738
    Cost $6,042,615
      Market Value.......     $6,424,588            --
    Fidelity VIP Overseas
     Portfolio
    Shares 174,735
    Cost $3,340,244
      Market Value.......       --              $  3,503,442
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 54,516
    Cost $923,808
      Market Value.......       --                  --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 59,644
    Cost $64,739
      Market Value.......       --                  --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 5,199
    Cost $5,764
      Market Value.......       --                  --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 103,221
    Cost $113,208
      Market Value.......       --                  --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 50,672
    Cost $63,516
      Market Value.......       --                  --
  Due from Hartford Life
   & Annuity Insurance
   Company...............        103,278               2,774
  Receivable from fund
   shares sold...........       --                  --
                           ----------------   --------------
  Total Assets...........      6,527,866           3,506,216
                           ----------------   --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --                  --
  Payable for fund shares
   purchased.............        103,371               2,809
                           ----------------   --------------
  Total Liabilities......        103,371               2,809
                           ----------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........     $6,424,495        $  3,503,407
                           ----------------   --------------
                           ----------------   --------------
  Units Owned by
   Participants..........      3,279,115           2,291,066
  Unit Values............     $ 1.959216        $   1.529160

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                           FIDELITY VIP II
                            ASSET MANAGER       GROWTH AND      INTERNATIONAL      SMALL COMPANY         MIDCAP
                              PORTFOLIO        INCOME FUND      ADVISERS FUND           FUND              FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------   --------------   ----------------   ----------------   --------------
ASSETS:
  Investments:
    Fidelity VIP
     Equity-Income
     Portfolio
    Shares 252,738
    Cost $6,042,615
      Market Value.......       --                 --               --                 --                  --
    Fidelity VIP Overseas
     Portfolio
    Shares 174,735
    Cost $3,340,244
      Market Value.......       --                 --               --                 --                  --
    Fidelity VIP II Asset
     Manager Portfolio
    Shares 54,516
    Cost $923,808
      Market Value.......      $ 990,008           --               --                 --                  --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 59,644
    Cost $64,739
      Market Value.......       --               $  70,735          --                 --                  --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 5,199
    Cost $5,764
      Market Value.......       --                 --              $   6,003           --                  --
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 103,221
    Cost $113,208
      Market Value.......       --                 --               --                $ 136,367            --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 50,672
    Cost $63,516
      Market Value.......       --                 --               --                 --               $    72,930
  Due from Hartford Life
   & Annuity Insurance
   Company...............             57           --               --                 --                  --
  Receivable from fund
   shares sold...........       --                 --               --                    3,353               3,343
                           ----------------   --------------   ----------------   ----------------   --------------
  Total Assets...........        990,065            70,735             6,003            139,720              76,273
                           ----------------   --------------   ----------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --                 --               --                    3,354               3,344
  Payable for fund shares
   purchased.............             64           --               --                 --                  --
                           ----------------   --------------   ----------------   ----------------   --------------
  Total Liabilities......             64           --               --                    3,354               3,344
                           ----------------   --------------   ----------------   ----------------   --------------
  Net Assets (variable
   life contract
   liabilities)..........      $ 990,001         $  70,735         $   6,003          $ 136,366         $    72,929
                           ----------------   --------------   ----------------   ----------------   --------------
                           ----------------   --------------   ----------------   ----------------   --------------
  Units Owned by
   Participants..........        565,270            61,456             5,958            126,692              66,076
  Unit Values............      $1.751379         $1.150984         $1.007480          $1.076363         $  1.103726

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
INVESTMENT INCOME:
  Dividends..............     $ 94,731        $    133,161
                           --------------   --------------
CAPITAL GAINS INCOME.....      --                  103,525
                           --------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        9,305                 (98)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       38,190           2,521,917
                           --------------   --------------
    Net gain (loss) on
     investments.........       47,495           2,521,819
                           --------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $142,226        $  2,758,505
                           --------------   --------------
                           --------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-7
--------------------------------------------------------------------------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
INVESTMENT INCOME:
  Dividends..............      $445,803         $169,656         $     88,276       $37,142        $     84,654       $ 74,346
                           ---------------   --------------   ---------------       -------      --------------       --------
CAPITAL GAINS INCOME.....       --                63,605              250,090       --                   53,874         99,646
                           ---------------   --------------   ---------------       -------      --------------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                 4,573               39,470          (871)               (922)          (741)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --               731,402            1,421,650        (8,524)          1,330,595        214,444
                           ---------------   --------------   ---------------       -------      --------------       --------
    Net gain (loss) on
     investments.........       --               735,975            1,461,120        (9,395)          1,329,673        213,703
                           ---------------   --------------   ---------------       -------      --------------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $445,803         $969,236         $  1,799,486       $27,747        $  1,468,201       $387,695
                           ---------------   --------------   ---------------       -------      --------------       --------
                           ---------------   --------------   ---------------       -------      --------------       --------

                              DIVIDEND
                             AND GROWTH
                                FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $137,525
                           --------------
CAPITAL GAINS INCOME.....       62,013
                           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,074
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      561,829
                           --------------
    Net gain (loss) on
     investments.........      562,903
                           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $762,441
                           --------------
                           --------------

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                             FIDELITY VIP      FIDELITY VIP
                            EQUITY-INCOME        OVERSEAS
                              PORTFOLIO         PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------   --------------
INVESTMENT INCOME:
  Dividends..............      $ 14,647          $  7,173
                               --------       --------------
CAPITAL GAINS INCOME.....        52,127            21,143
                               --------       --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           690            (6,944)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       333,233           162,234
                               --------       --------------
    Net gain (loss) on
     investments.........       333,923           155,290
                               --------       --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $400,697          $183,606
                               --------       --------------
                               --------       --------------

* From inception, August 3, 1998, to December 31, 1998

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-9
--------------------------------------------------------------------------------

                           FIDELITY VIP II
                            ASSET MANAGER       GROWTH AND       INTERNATIONAL      SMALL COMPANY         MIDCAP
                              PORTFOLIO         INCOME FUND      ADVISERS FUND           FUND              FUND
                             SUB-ACCOUNT       SUB-ACCOUNT*       SUB-ACCOUNT*       SUB-ACCOUNT*      SUB-ACCOUNT*
                           ----------------   ---------------   ----------------   ----------------   ---------------
INVESTMENT INCOME:
  Dividends..............       $ 6,411            $  267           --$                 $--               -$-
                                -------            ------             -----             -------            ------
CAPITAL GAINS INCOME.....        19,232           --                --                  --                --
                                -------            ------             -----             -------            ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            68                14                 5                 235               191
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        58,568             5,996               239              23,159             9,414
                                -------            ------             -----             -------            ------
    Net gain (loss) on
     investments.........        58,636             6,010               244              23,394             9,605
                                -------            ------             -----             -------            ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $84,279            $6,277              $244             $23,394            $9,605
                                -------            ------             -----             -------            ------
                                -------            ------             -----             -------            ------

* From inception, August 3, 1998, to December 31, 1998

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................    $     94,731     $    133,161
  Capital gains income...        --                103,525
  Net realized gain
   (loss) on security
   transactions..........           9,305              (98)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          38,190        2,521,917
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         142,226        2,758,505
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............         683,210        3,513,223
  Net transfers..........         571,074       10,950,874
  Surrenders for benefit
   payments and fees.....         (31,817)        (207,585)
  Net loan activity......          (7,510)        (178,910)
  Cost of insurance......        (110,589)        (599,935)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,104,368       13,477,667
                           --------------   --------------
  Net increase (decrease)
   in net assets.........       1,246,594       16,236,172
NET ASSETS:
  Beginning of period....         762,910        1,821,061
                           --------------   --------------
  End of period..........    $  2,009,504     $ 18,057,233
                           --------------   --------------
                           --------------   --------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                BOND            STOCK
                                FUND             FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   --------------
OPERATIONS:
  Net investment income
   (loss)................     $ 26,909        $     11,815
  Capital gains income...      --                      558
  Net realized gain
   (loss) on security
   transactions..........          148                (109)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       10,267              91,919
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       37,324             104,183
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............       58,303             110,273
  Net transfers..........      674,390           1,673,468
  Surrenders for benefit
   payments and fees.....       (6,137)            (12,105)
  Net loan activity......       11,825                (221)
  Cost of insurance......      (13,939)            (55,771)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      724,442           1,715,644
                           --------------   --------------
  Net increase (decrease)
   in net assets.........      761,766           1,819,827
NET ASSETS:
  Beginning of period....        1,144               1,234
                           --------------   --------------
  End of period..........     $762,910        $  1,821,061
                           --------------   --------------
                           --------------   --------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................    $     445,803     $    169,656     $      88,276      $ 37,142        $     84,654      $   74,346
  Capital gains income...        --                  63,605           250,090       --                   53,874          99,646
  Net realized gain
   (loss) on security
   transactions..........        --                   4,573            39,470          (871)               (922)           (741)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 731,402         1,421,650        (8,524)          1,330,595         214,444
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          445,803          969,236         1,799,486        27,747           1,468,201         387,695
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............       95,425,381        1,751,574         3,507,330        37,276           2,118,676       1,309,658
  Net transfers..........      (72,076,036)       5,691,550         9,794,312       550,267           6,100,193       3,666,828
  Surrenders for benefit
   payments and fees.....         (411,072)        (489,261)         (187,213)       (5,125)           (112,773)        (64,967)
  Net loan activity......       (3,001,765)         (71,056)         (101,857)       (7,079)           (209,775)        (30,352)
  Cost of insurance......       (1,609,252)        (229,420)         (489,408)      (31,183)           (280,128)       (165,473)
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       18,327,256        6,653,387        12,523,164       544,156           7,616,193       4,715,694
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  Net increase (decrease)
   in net assets.........       18,773,059        7,622,623        14,322,650       571,903           9,084,394       5,103,389
NET ASSETS:
  Beginning of period....        7,024,417        1,150,533         2,739,058        87,758           1,777,294         771,631
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
  End of period..........    $  25,797,476     $  8,773,156     $  17,061,708      $659,661        $ 10,861,688      $5,875,020
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
                           ---------------   --------------   ---------------   --------------   --------------   ----------------

                                                                  CAPITAL          MORTGAGE                        INTERNATIONAL
                            MONEY MARKET        ADVISERS       APPRECIATION       SECURITIES         INDEX         OPPORTUNITIES
                                FUND              FUND             FUND              FUND             FUND              FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------   --------------   ---------------   --------------   --------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................    $     105,975     $     16,534      $      9,163       $ 3,444        $     14,934      $    6,510
  Capital gains income...        --                     584            10,410       --                    4,291          14,471
  Net realized gain
   (loss) on security
   transactions..........        --                    (232)              716            28                 463            (828)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                  22,216            89,337        (1,336)            100,497         (37,302)
                           ---------------   --------------   ---------------       -------      --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          105,975           39,102           109,626         2,136             120,185         (17,149)
                           ---------------   --------------   ---------------       -------      --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............       26,348,230           17,300           308,974         1,853              68,957         176,177
  Net transfers..........      (17,219,898)       1,125,736         2,397,785        76,873           1,641,927         650,101
  Surrenders for benefit
   payments and fees.....          (76,531)          (8,960)          (23,361)         (640)            (13,070)        (15,973)
  Net loan activity......       (2,085,251)          (2,510)            6,968         7,850              (7,681)             88
  Cost of insurance......         (460,124)         (21,190)          (63,644)       (1,339)            (34,163)        (25,871)
                           ---------------   --------------   ---------------       -------      --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        6,506,426        1,110,376         2,626,722        84,597           1,655,970         784,522
                           ---------------   --------------   ---------------       -------      --------------   ----------------
  Net increase (decrease)
   in net assets.........        6,612,401        1,149,478         2,736,348        86,733           1,776,155         767,373
NET ASSETS:
  Beginning of period....          412,016            1,055             2,710         1,025               1,139           4,258
                           ---------------   --------------   ---------------       -------      --------------   ----------------
  End of period..........    $   7,024,417     $  1,150,533      $  2,739,058       $87,758        $  1,777,294      $  771,631
                           ---------------   --------------   ---------------       -------      --------------   ----------------
                           ---------------   --------------   ---------------       -------      --------------   ----------------

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                              DIVIDEND        FIDELITY VIP
                             AND GROWTH      EQUITY-INCOME
                                FUND           PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................    $    137,525      $   14,647
  Capital gains income...          62,013          52,127
  Net realized gain
   (loss) on security
   transactions..........           1,074             690
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         561,829         333,233
                           --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         762,441         400,697
                           --------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............       2,087,615       1,026,458
  Net transfers..........       5,745,039       4,607,992
  Surrenders for benefit
   payments and fees.....         (95,097)        (66,082)
  Net loan activity......        (128,288)        (40,966)
  Cost of insurance......        (288,431)       (150,445)
                           --------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       7,320,838       5,376,957
                           --------------   ----------------
  Net increase (decrease)
   in net assets.........       8,083,279       5,777,654
NET ASSETS:
  Beginning of period....       1,278,452         646,841
                           --------------   ----------------
  End of period..........    $  9,361,731      $6,424,495
                           --------------   ----------------
                           --------------   ----------------

  *  From inception, August 3, 1998, to December 31, 1998

 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                   DIVIDEND        FIDELITY VIP
                                  AND GROWTH      EQUITY-INCOME
                                     FUND           PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT
                                --------------   ----------------
OPERATIONS:
  Net investment income
   (loss).....................    $     12,804       $    374
  Capital gains income........             815          1,882
  Net realized gain (loss) on
   security transactions......             360          1,671
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................          65,053         48,686
                                --------------       --------
  Net increase (decrease) in
   net assets resulting from
   operations.................          79,032         52,613
                                --------------       --------
UNIT TRANSACTIONS:
  Purchases...................          62,971         43,181
  Net transfers...............       1,157,823        579,483
  Surrenders for benefit
   payments and fees..........          (7,195)       (11,517)
  Net loan activity...........           3,918         (3,459)
  Cost of insurance...........         (22,528)       (15,244)
                                --------------       --------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........       1,194,989        592,444
                                --------------       --------
  Net increase (decrease) in
   net assets.................       1,274,021        645,057
NET ASSETS:
  Beginning of period.........           4,431          1,784
                                --------------       --------
  End of period...............    $  1,278,452       $646,841
                                --------------       --------
                                --------------       --------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                            FIDELITY VIP    FIDELITY VIP II
                              OVERSEAS       ASSET MANAGER       GROWTH AND       INTERNATIONAL      SMALL COMPANY
                             PORTFOLIO         PORTFOLIO         INCOME FUND      ADVISERS FUND           FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT*       SUB-ACCOUNT*       SUB-ACCOUNT*
                           --------------   ----------------   ---------------   ----------------   ----------------
OPERATIONS:
  Net investment income
   (loss)................    $      7,173       $  6,411           $   267           -$-                $--
  Capital gains income...          21,143         19,232           --                --                  --
  Net realized gain
   (loss) on security
   transactions..........          (6,944)            68                14                 5                 235
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         162,234         58,568             5,996               239              23,159
                           --------------       --------           -------            ------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         183,606         84,279             6,277               244              23,394
                           --------------       --------           -------            ------            --------
UNIT TRANSACTIONS:
  Purchases..............         686,112        229,316             3,992             1,111               4,285
  Net transfers..........       2,484,394        567,140            62,775             4,904             114,315
  Surrenders for benefit
   payments and fees.....         (24,102)        (8,417)             (315)             (126)             (1,068)
  Net loan activity......         (25,210)         5,364           --                --                   (3,356)
  Cost of insurance......         (74,993)       (21,314)           (1,994)             (130)             (1,204)
                           --------------       --------           -------            ------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,046,201        772,089            64,458             5,759             112,972
                           --------------       --------           -------            ------            --------
  Net increase (decrease)
   in net assets.........       3,229,807        856,368            70,735             6,003             136,366
NET ASSETS:
  Beginning of period....         273,600        133,633           --                --                  --
                           --------------       --------           -------            ------            --------
  End of period..........    $  3,503,407       $990,001           $70,735            $6,003            $136,366
                           --------------       --------           -------            ------            --------
                           --------------       --------           -------            ------            --------


                               MIDCAP
                                FUND
                            SUB-ACCOUNT*
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................      $--
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........          191
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        9,414
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        9,605
                               -------
UNIT TRANSACTIONS:
  Purchases..............        5,632
  Net transfers..........       62,276
  Surrenders for benefit
   payments and fees.....         (433)
  Net loan activity......       (3,343)
  Cost of insurance......         (808)
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       63,324
                               -------
  Net increase (decrease)
   in net assets.........       72,929
NET ASSETS:
  Beginning of period....      --
                               -------
  End of period..........      $72,929
                               -------
                               -------

                                 FIDELITY VIP    FIDELITY VIP II
                                   OVERSEAS       ASSET MANAGER
                                  PORTFOLIO         PORTFOLIO
                                 SUB-ACCOUNT       SUB-ACCOUNT
                                --------------   ----------------
OPERATIONS:
  Net investment income
   (loss).....................     $    373          $     66
  Capital gains income........        1,481               165
  Net realized gain (loss) on
   security transactions......         (138)               28
  Net unrealized appreciation
   (depreciation) of
   investments during the
   period.....................          919             7,582
                                --------------       --------
  Net increase (decrease) in
   net assets resulting from
   operations.................        2,635             7,841
                                --------------       --------
UNIT TRANSACTIONS:
  Purchases...................       22,743             8,385
  Net transfers...............      257,320           121,381
  Surrenders for benefit
   payments and fees..........       (3,860)           (1,502)
  Net loan activity...........          (12)          --
  Cost of insurance...........       (6,270)           (3,522)
                                --------------       --------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........      269,921           124,742
                                --------------       --------
  Net increase (decrease) in
   net assets.................      272,556           132,583
NET ASSETS:
  Beginning of period.........        1,044             1,050
                                --------------       --------
  End of period...............     $273,600          $133,633
                                --------------       --------
                                --------------       --------

SA-14                                Hartford Life and Annuity Insurance Company
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1998

 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds), as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account
Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 15, 1999                ARTHUR ANDERSEN LLP

                                SA-1  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1998                  Asia          Diversified   The George    Global        Global
                                    Pacific       Income        Putnam Fund   Asset         Growth
                                    Growth        Sub-Account   of Boston     Allocation    Sub-Account
                                    Sub-Account                 Sub-Account   Sub-Account
 ------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 286
  Cost $2,272
  .....................................................................................................
    Market Value:                      $2,382       $     --      $    --     $        --   $        --
  .....................................................................................................
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 65,475
  Cost $694,428
  .....................................................................................................
    Market Value:                          --        686,832           --              --            --
  .....................................................................................................
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 9,375
  Cost $94,351
  .....................................................................................................
    Market Value:                          --             --       96,373              --            --
  .....................................................................................................
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 54,016
  Cost $982,423
  .....................................................................................................
    Market Value:                          --             --           --       1,023,610            --
  .....................................................................................................
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 370,679
  Cost $6,691,738
  .....................................................................................................
    Market Value:                          --             --           --              --     7,517,360
  .....................................................................................................
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 272,903
  Cost $7,422,063
  .....................................................................................................
    Market Value:                          --             --           --              --            --
  .....................................................................................................
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 13,911
  Cost $137,023
  .....................................................................................................
    Market Value:                          --             --           --              --            --
  .....................................................................................................
 PUTNAM VT HIGH YIELD FUND
  Shares 187,419
  Cost $2,348,503
  .....................................................................................................
    Market Value:                          --             --           --              --            --
  .....................................................................................................
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 17,578
  Cost $225,468
  .....................................................................................................
    Market Value:                          --             --           --              --            --
  .....................................................................................................
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 15,021
  Cost $182,548
  .....................................................................................................
    Market Value:                          --             --           --              --            --
 ------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  --          3,229        4,564              34        19,420
  .....................................................................................................
 Receivable from fund shares sold          --             --           --              --            --
  .....................................................................................................
 Total Assets                           2,382        690,061      100,937       1,023,644     7,536,780
  .....................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                  --             --           --              --            --
  .....................................................................................................
 Payable for fund shares purchased         --          3,228        4,547              --        19,690
  .....................................................................................................
 TOTAL LIABILITIES                         --          3,228        4,547              --        19,690
 ------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                 $2,382       $686,833      $96,390     $ 1,023,644   $ 7,517,090
 ------------------------------------------------------------------------------------------------------

 December 31, 1998                  Growth        Health        High Yield    International International
                                    and Income    Sciences      Sub-Account   Growth        Growth and
                                    Sub-Account   Sub-Account                 Sub-Account   Income
                                                                                            Sub-Account
 ------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 286
  Cost $2,272
  ................................
    Market Value:                   $        --     $     --             --     $     --      $     --
  ................................
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 65,475
  Cost $694,428
  ................................
    Market Value:                            --           --             --           --            --
  ................................
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 9,375
  Cost $94,351
  ................................
    Market Value:                            --           --             --           --            --
  ................................
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 54,016
  Cost $982,423
  ................................
    Market Value:                            --           --             --           --            --
  ................................
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 370,679
  Cost $6,691,738
  ................................
    Market Value:                            --           --             --           --            --
  ................................
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 272,903
  Cost $7,422,063
  ................................
    Market Value:                     7,851,431           --             --           --            --
  ................................
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 13,911
  Cost $137,023
  ................................
    Market Value:                            --      152,192             --           --            --
  ................................
 PUTNAM VT HIGH YIELD FUND
  Shares 187,419
  Cost $2,348,503
  ................................
    Market Value:                            --           --      2,192,806           --            --
  ................................
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 17,578
  Cost $225,468
  ................................
    Market Value:                            --           --             --      237,650            --
  ................................
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 15,021
  Cost $182,548
  ................................
    Market Value:                            --           --             --           --       183,863
 ------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                13,931          285            115        1,206            31
  ................................
 Receivable from fund shares sold            --           --             --           --            --
  ................................
 Total Assets                         7,865,362      152,477      2,192,921      238,856       183,894
  ................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --           --             --           --            --
  ................................
 Payable for fund shares purchased       14,269          284            117        1,210            38
  ................................
 TOTAL LIABILITIES                       14,269          284            117        1,210            38
 ------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $ 7,851,093     $152,193    $ 2,192,804     $237,646      $183,856
 ------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-2  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities (continued)
--------------------------------------------------------------------------------

 December 31, 1998                  International   Investors     Money         New             New
                                    New             Sub-Account   Market        Opportunities   Value
                                    Opportunities                 Sub-Account   Sub-Account     Sub-Account
                                    Sub-Account
 ----------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 1,496
  Cost $15,017
  .........................................................................................................
    Market Value:                      $17,186        $     --      $     --      $       --      $    --
  .........................................................................................................
 PUTNAM VT INVESTORS FUND
  Shares 13,799
  Cost $147,202
  .........................................................................................................
    Market Value:                           --         160,756            --              --           --
  .........................................................................................................
 PUTNAM VT MONEY MARKET FUND
  Shares 527,966
  Cost $527,966
  .........................................................................................................
    Market Value:                           --              --       527,966              --           --
  .........................................................................................................
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 250,312
  Cost $5,427,645
  .........................................................................................................
    Market Value:                           --              --            --       6,523,133           --
  .........................................................................................................
 PUTNAM VT NEW VALUE FUND
  Shares 1,384
  Cost $16,210
  .........................................................................................................
    Market Value:                           --              --            --              --       16,649
  .........................................................................................................
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 2,991
  Cost $26,639
  .........................................................................................................
    Market Value:                           --              --            --              --           --
  .........................................................................................................
 PUTNAM VT U.S. GOVERNMENT AND
 HIGH QUALITY BOND FUND
  Shares 107,804
  Cost $1,425,849
  .........................................................................................................
    Market Value:                           --              --            --              --           --
  .........................................................................................................
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 67,841
  Cost $1,105,371
  .........................................................................................................
    Market Value:                           --              --            --              --           --
  .........................................................................................................
 PUTNAM VT VISTA FUND
  Shares 3,199
  Cost $39,649
  .........................................................................................................
    Market Value:                           --              --            --              --           --
  .........................................................................................................
 PUTNAM VT VOYAGER FUND
  Shares 220,466
  Cost $8,653,660
  .........................................................................................................
    Market Value:                           --              --            --              --           --
 ----------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   --             613            --          31,990            1
  .........................................................................................................
 Receivable from fund shares sold           --              --            --              --           --
  .........................................................................................................
 Total Assets                           17,186         161,369       527,966       6,555,123       16,650
  .........................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --              --             3              --           --
  .........................................................................................................
 Payable for fund shares purchased          --             609            --          32,112           --
  .........................................................................................................
 TOTAL LIABILITIES                          --             609             3          32,112           --
 ----------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                 $17,186        $160,760      $527,963      $6,523,011      $16,650
 ----------------------------------------------------------------------------------------------------------

 December 31, 1998                  OTC &         U.S. Government   Utilities     Vista         Voyager
                                    Emerging      and High          Growth        Sub-Account   Sub-Account
                                    Growth        Quality Bond      and Income
                                    Sub-Account   Sub-Account       Sub-Account
 ----------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ----------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 1,496
  Cost $15,017
  ................................
    Market Value:                     $    --        $       --     $        --     $    --     $         --
  ................................
 PUTNAM VT INVESTORS FUND
  Shares 13,799
  Cost $147,202
  ................................
    Market Value:                          --                --              --          --               --
  ................................
 PUTNAM VT MONEY MARKET FUND
  Shares 527,966
  Cost $527,966
  ................................
    Market Value:                          --                --              --          --               --
  ................................
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 250,312
  Cost $5,427,645
  ................................
    Market Value:                          --                --              --          --               --
  ................................
 PUTNAM VT NEW VALUE FUND
  Shares 1,384
  Cost $16,210
  ................................
    Market Value:                          --                --              --          --               --
  ................................
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 2,991
  Cost $26,639
  ................................
    Market Value:                      30,183                --              --          --               --
  ................................
 PUTNAM VT U.S. GOVERNMENT AND
 HIGH QUALITY BOND FUND
  Shares 107,804
  Cost $1,425,849
  ................................
    Market Value:                          --         1,480,144              --          --               --
  ................................
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 67,841
  Cost $1,105,371
  ................................
    Market Value:                          --                --       1,234,030          --               --
  ................................
 PUTNAM VT VISTA FUND
  Shares 3,199
  Cost $39,649
  ................................
    Market Value:                          --                --              --      47,086               --
  ................................
 PUTNAM VT VOYAGER FUND
  Shares 220,466
  Cost $8,653,660
  ................................
    Market Value:                          --                --              --          --       10,108,374
 ----------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                   2             1,014              28          --               --
  ................................
 Receivable from fund shares sold          --                --              --          --           22,235
  ................................
 Total Assets                          30,185         1,481,158       1,234,058      47,086       10,130,609
  ................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                  --                --              --           1           21,736
  ................................
 Payable for fund shares purchased         --             1,015              12          --               --
  ................................
 TOTAL LIABILITIES                         --             1,015              12           1           21,736
 ----------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)                $30,185        $1,480,143     $ 1,234,046     $47,085     $ 10,108,873
 ----------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-3  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (continued)

 --------------------------------------------------------------------------------
 December 31, 1998                             Units      Unit        Contract
                                               Owned by   Price       Liability
                                               Participants
 --------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                         223    $10.693257  $    2,382
  ...............................................................................
  Diversified Income Fund                       53,755     12.777025     686,833
  ...............................................................................
  George Putnam Fund of Boston                   9,091     10.602638      96,390
  ...............................................................................
  Global Asset Allocation Fund                  49,232     20.792218   1,023,643
  ...............................................................................
  Global Growth Fund                           318,846     23.575913   7,517,090
  ...............................................................................
  Growth and Income Fund                       307,670     25.517876   7,851,093
  ...............................................................................
  Health Sciences Fund                          13,537     11.242853     152,193
  ...............................................................................
  High Yield Fund                              140,779     15.576208   2,192,804
  ...............................................................................
  International Growth Fund                     24,286      9.785387     237,646
  ...............................................................................
  International Growth and Income Fund          18,822      9.768197     183,856
  ...............................................................................
  International New Opportunities Fund           2,137      8.042115      17,186
  ...............................................................................
  Investors Fund                                14,373     11.185169     160,760
  ...............................................................................
  Money Market Fund                            407,558      1.295432     527,963
  ...............................................................................
  New Opportunities Fund                       286,823     22.742256   6,523,011
  ...............................................................................
  New Value Fund                                 1,569     10.611164      16,650
  ...............................................................................
  OTC & Emerging Growth Fund                     2,802     10.773294      30,185
  ...............................................................................
  U.S. Government and High Quality Bond Fund   100,651     14.705728   1,480,143
  ...............................................................................
  Utilities Growth & Income Fund                57,036     21.636249   1,234,046
  ...............................................................................
  Vista Fund                                     4,437     10.611675      47,085
  ...............................................................................
  Voyager Fund                                 350,559     28.836430  10,108,873
  ...............................................................................
 GRAND TOTAL:                                                         $40,089,832
 --------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-4  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Asia          Diversified   The George    Global        Global
 December 31, 1998                  Pacific       Income        Putnam Fund   Asset         Growth
                                    Growth        Sub-Account   of Boston     Allocation    Sub-Account
                                    Sub-Account*                Sub-Account*  Sub-Account
 ------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                             $ --        $ 2,718        $  532       $ 9,598     $    66,009
  .....................................................................................................
  Capital gains income                    --          1,154            --        41,227         330,045
  .....................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .....................................................................................................
  Net realized gain (loss) on
    security transactions                 --             15             7           511           3,657
  .....................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    110         (9,453)        2,022        31,846         799,731
  .....................................................................................................
  Net gain (loss) on investments         110         (9,438)        2,029        32,357         803,388
 ------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                          $110        $(5,566)       $2,561       $83,182     $ 1,199,442
 ------------------------------------------------------------------------------------------------------

 For the Year Ended                 Growth        Health        High Yield    International International
 December 31, 1998                  and Income    Sciences      Sub-Account   Growth        Growth and
                                    Sub-Account   Sub-Account*                Sub-Account*  Income
                                                                                            Sub-Account*
 ------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                           $ 36,061      $   126      $  34,276      $   631        $2,027
  ................................
  Capital gains income                 235,404           --          5,378           --         4,882
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                4,991            2          8,112           (2)           (4)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  369,952       15,169       (176,046)      12,182         1,315
  ................................
  Net gain (loss) on investments       374,943       15,171       (167,934)      12,180         1,311
 ------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                        $646,408      $15,297      $(128,280)     $12,811        $8,220
 ------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-5  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 International  Investors      Money         New             New
 December 31, 1998                  New            Sub-Account*   Market        Opportunities   Value
                                    Opportunities                 Sub-Account   Sub-Account     Sub-Account*
                                    Sub-Account*
 -----------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                            $   --         $   111       $10,171        $     --         $131
  ..........................................................................................................
  Capital gains income                     --              --            --          25,739           25
  ..........................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................
  Net realized gain (loss) on
    security transactions                   5              (1)           --         (50,616)         255
  ..........................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   2,169          13,554            --         967,053          439
  ..........................................................................................................
  Net gain (loss) on investments        2,174          13,553            --         916,437          694
  ..........................................................................................................
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                         $2,174         $13,664       $10,171        $942,176         $850
 -----------------------------------------------------------------------------------------------------------

 For the Year Ended                 OTC &          U.S. Government   Utilities     Vista          Voyager
 December 31, 1998                  Emerging       and High          Growth        Sub-Account*   Sub-Account
                                    Growth         Quality Bond      and Income
                                    Sub-Account*   Sub-Account       Sub-Account
 -----------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                            $   10          $61,358         $ 10,596       $   --      $     5,550
  ................................
  Capital gains income                     --            1,597           18,263           --          135,426
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 769            2,773             (609)           4            1,139
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   3,544           12,767           84,719        7,437        1,302,791
  ................................
  Net gain (loss) on investments        4,313           15,540           84,110        7,441        1,303,930
  ................................
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                         $4,323          $78,495         $112,969       $7,441      $ 1,444,906
 -----------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-6  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Asia Pacific   Diversified   The George     Global        Global
 December 31, 1998                  Growth         Income        Putnam Fund    Asset         Growth
                                    Sub-Account*   Sub-Account   of Boston      Allocation    Sub-Account
                                                                 Sub-Account*   Sub-Account
 --------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $   --        $  2,718       $   532     $     9,598   $    66,009
  .......................................................................................................
  Capital gains income                     --           1,154            --          41,227       330,045
  .......................................................................................................
  Net realized gain (loss) on
    security transactions                  --              15             7             511         3,657
  .......................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                     110          (9,453)        2,022          31,846       799,731
  .......................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                            110          (5,566)        2,561          83,182     1,199,442
  .......................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             1,025          85,364        26,333         197,777     1,777,192
  .......................................................................................................
  Net transfers                         1,266         584,214        68,878         474,639     3,292,482
  .......................................................................................................
  Surrenders                               (8)         (6,589)         (507)        (12,784)      (99,324)
  .......................................................................................................
  Net loan activity                        --              (2)          (39)           (591)      (60,658)
  .......................................................................................................
  Cost of insurance                       (11)        (13,198)         (836)        (29,489)     (227,264)
  .......................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        2,272         649,789        93,829         629,552     4,682,428
  .......................................................................................................
  Total increase (decrease) in net
    assets                              2,382         644,223        96,390         712,734     5,881,870
  .......................................................................................................
 NET ASSETS:
  Beginning of period                      --          42,610            --         310,910     1,635,220
 --------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $2,382        $686,833       $96,390     $ 1,023,644   $ 7,517,090
 --------------------------------------------------------------------------------------------------------

 For the Year Ended                 Growth        Health         High Yield    International International
 December 31, 1998                  and Income    Sciences       Sub-Account   Growth        Growth and
                                    Sub-Account   Sub-Account*                 Sub-Account*  Income
                                                                                             Sub-Account*
 --------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)      $    36,061     $    126     $    34,276     $    631      $  2,027
  ................................
  Capital gains income                  235,404           --           5,378           --         4,882
  ................................
  Net realized gain (loss) on
    security transactions                 4,991            2           8,112           (2)           (4)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   369,952       15,169        (176,046)      12,182         1,315
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                          646,408       15,297        (128,280)      12,811         8,220
  ................................
 UNIT TRANSACTIONS:
  Purchases                           1,520,697       43,812         465,319        9,271        17,634
  ................................
  Net transfers                       4,737,360       95,215       1,652,869      217,210       159,730
  ................................
  Surrenders                            (94,734)        (539)        (17,686)        (739)         (640)
  ................................
  Net loan activity                     (99,490)          --         (12,272)          --            (1)
  ................................
  Cost of insurance                    (257,615)      (1,592)        (51,815)        (907)       (1,087)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      5,806,218      136,896       2,036,415      224,835       175,636
  ................................
  Total increase (decrease) in net
    assets                            6,452,626      152,193       1,908,135      237,646       183,856
  ................................
 NET ASSETS:
  Beginning of period                 1,398,467           --         284,669           --            --
 --------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $ 7,851,093     $152,193     $ 2,192,804     $237,646      $183,856
 --------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-7  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

 For the Year Ended                 International  Investors      Money         New             New
 December 31, 1998                  New            Sub-Account*   Market        Opportunities   Value
                                    Opportunities                 Sub-Account   Sub-Account     Sub-Account
                                    Sub-Account*
 -----------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $    --       $    111       $ 10,171      $       --       $   131
  ..........................................................................................................
  Capital gains income                      --             --             --          25,739            25
  ..........................................................................................................
  Net realized gain (loss) on
    security transactions                    5             (1)            --         (50,616)          255
  ..........................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    2,169         13,554             --         967,053           439
  ..........................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                           2,174         13,664         10,171         942,176           850
  ..........................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              1,092         18,749        111,154       1,695,165         4,212
  ..........................................................................................................
  Net transfers                         14,115        131,102        294,105       2,990,857        12,066
  ..........................................................................................................
  Surrenders                               (71)          (525)        (4,383)        (78,215)         (154)
  ..........................................................................................................
  Net loan activity                         --             (2)        (1,053)        (10,265)           --
  ..........................................................................................................
  Cost of insurance                       (124)        (2,228)        (9,256)       (162,662)         (324)
  ..........................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        15,012        147,096        390,567       4,434,880        15,800
  ..........................................................................................................
  Total increase (decrease) in net
    assets                              17,186        160,760        400,738       5,377,056        16,650
  ..........................................................................................................
 NET ASSETS:
  Beginning of period                       --             --        127,225       1,145,955            --
 -----------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $17,186       $160,760       $527,963      $6,523,011       $16,650
 -----------------------------------------------------------------------------------------------------------

 For the Year Ended                 OTC &          U.S. Government   Utilities     Vista          Voyager
 December 31, 1998                  Emerging       and High          Growth        Sub-Account*   Sub-Account
                                    Growth         Quality Bond      and Income
                                    Sub-Account*   Sub-Account       Sub-Account
 -----------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)         $    10        $   61,358     $    10,596      $    --     $      5,550
  ................................
  Capital gains income                      --             1,597          18,263           --          135,426
  ................................
  Net realized gain (loss) on
    security transactions                  769             2,773            (609)           4            1,139
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    3,544            12,767          84,719        7,437        1,302,791
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           4,323            78,495         112,969        7,441        1,444,906
  ................................
 UNIT TRANSACTIONS:
  Purchases                              5,337           518,167         269,787        1,667        1,842,714
  ................................
  Net transfers                         21,258          (216,141)        641,807       38,890        5,859,152
  ................................
  Surrenders                              (231)          (23,212)         (7,600)        (259)        (104,683)
  ................................
  Net loan activity                         (1)             (153)         (8,087)          --         (122,704)
  ................................
  Cost of insurance                       (501)          (70,077)        (34,433)        (654)        (253,931)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        25,862           208,584         861,474       39,644        7,220,548
  ................................
  Total increase (decrease) in net
    assets                              30,185           287,079         974,443       47,085        8,665,454
  ................................
 NET ASSETS:
  Beginning of period                       --         1,193,064         259,603           --        1,443,419
 -----------------------------------------------------------------------------------------------------------
  END OF PERIOD                        $30,185        $1,480,143     $ 1,234,046      $47,085     $ 10,108,873
 -----------------------------------------------------------------------------------------------------------

*From inception, August 3, 1998, to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-8  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Diversified   Global        Global        Growth        High Yield
 December 31, 1997                  Income        Asset         Growth        and Income    Sub-Account
                                    Sub-Account   Allocation    Sub-Account   Sub-Account
                                                  Sub-Account
 ------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $    99       $    780    $     7,355   $     2,061     $  1,448
  .....................................................................................................
  Capital gains income                     16          1,333          7,911         5,017          168
  .....................................................................................................
  Net realized gain (loss) on
    security transactions                 273             46            727            47          208
  .....................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   1,827          9,293         25,838        59,382       20,324
  .....................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          2,215         11,452         41,831        66,507       22,148
  .....................................................................................................
 UNIT TRANSACTIONS:
  Purchases                             1,122         21,636        197,403        58,290        9,010
  .....................................................................................................
  Net transfers                        39,712        284,558      1,455,386     1,311,232      261,651
  .....................................................................................................
  Surrenders                             (348)        (2,233)       (24,833)       (8,041)      (2,778)
  .....................................................................................................
  Net loan activity                        --            (16)         7,540        (2,944)         (27)
  .....................................................................................................
  Cost of insurance                    (1,121)        (5,581)       (43,722)      (31,097)      (6,360)
  .....................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       39,365        298,364      1,591,774     1,327,440      261,496
  .....................................................................................................
  Total increase (decrease) in net
    assets                             41,580        309,816      1,633,605     1,393,947      283,644
  .....................................................................................................
 NET ASSETS:
  Beginning of period                   1,030          1,094          1,615         4,520        1,025
 ------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $42,610       $310,910    $ 1,635,220   $ 1,398,467     $284,669
 ------------------------------------------------------------------------------------------------------

 For the Year Ended                 Money         New             U.S. Government   Utilities     Voyager
 December 31, 1997                  Market        Opportunities   and High          Growth        Sub-Account
                                    Sub-Account   Sub-Account     Quality Bond      and Income
                                                                  Sub-Account       Sub-Account
 ------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income (loss)        $  1,772      $       --       $   16,959       $    165    $       405
  ................................
  Capital gains income                      --              --               --            225          8,720
  ................................
  Net realized gain (loss) on
    security transactions                   --         (11,593)             549             65          8,423
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                       --         128,498           41,518         43,867        151,950
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           1,772         116,905           59,026         44,322        169,498
  ................................
 UNIT TRANSACTIONS:
  Purchases                                 --          90,292          188,414         18,312        111,483
  ................................
  Net transfers                        127,202         989,240          981,563        206,398      1,206,671
  ................................
  Surrenders                              (810)        (15,731)         (15,612)        (1,613)         2,463
  ................................
  Net loan activity                         --          (4,120)           7,877            (43)        (4,450)
  ................................
  Cost of insurance                     (1,951)        (31,626)         (32,535)        (8,846)       (44,593)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                       124,441       1,028,055        1,129,707        214,208      1,271,574
  ................................
  Total increase (decrease) in net
    assets                             126,213       1,144,960        1,188,733        258,530      1,441,072
  ................................
 NET ASSETS:
  Beginning of period                    1,012             995            4,331          1,073          2,347
 ------------------------------------------------------------------------------------------------------
  END OF PERIOD                       $127,225      $1,145,955       $1,193,064       $259,603    $ 1,443,419
 ------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                  SA-9  PROSPECTUS

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Notes to Financial Statements
December 31, 1998

1.  ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) ADMINISTRATIVE AND ISSUE CHARGES -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

                            SA-10    PROSPECTUS

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         /s/ Arthur Andersen LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
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                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
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                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(F) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                                       PART C

                                 OTHER INFORMATION

Item 27.  Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)   Not Applicable.

      (c)   Principal Underwriting Agreement.(2)

      (d)   Form of Flexible Premium Variable Life Insurance Policy.(2)

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

      (f)   Certificate of Incorporation of Hartford (2) and Bylaws of
            Hartford.(2)

      (g)   Contracts of Reinsurance.

      (h)   Form of Participation Agreement.

      (i)   Not Applicable.

      (j)   Not Applicable.

      (k) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

      (l)   Opinion and Consent of Kenneth A. McCullum, FSA, MAAA.

      (m)   Not  Applicable.

      (n)   Consent of Arthur Andersen LLP, Independent Public Accountants.

      (o)   No financial statement will be omitted.

--------------------------
(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on January 23, 1996.

(2) Incorporated by reference to the Initial Submission to the Registration Statement on Form S-6, File No. 333-07471, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on July 2, 1996.

      (p)   Not Applicable.

      (q)   Memorandum describing transfer and redemption procedures.(2)

      (r)   Power of Attorney

      (s)   Organizational Chart

Item 28.  Officers and Directors.

--------------------------------------------------------------------------------
NAME, AGE                    POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen            Vice President
--------------------------------------------------------------------------------
Gregory A. Boyko             Senior Vice President, Director*
--------------------------------------------------------------------------------
Peter W. Cummins             Senior Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch             Vice President & Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin          Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                 Senior Vice President & Treasurer
--------------------------------------------------------------------------------
Lynda Godkin                 Senior Vice President, General Counsel, and
                             Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce             Vice President
--------------------------------------------------------------------------------
Michael D. Keeler            Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner            Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra              Executive Vice President, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen         Vice President
--------------------------------------------------------------------------------
Craig R. Raymond             Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
Lowndes A. Smith             President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski        Senior Vice President, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

------------------------------------------------
 * Denotes Board of Directors of Hartford.


Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit  (s).

Item 30.  Indemnification

      Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

      The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

      The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq. Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

      Additionally, the directors and officers of Hartford and Hartford Equity Sales Company, Inc. ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

      (a) HESCO acts as principal underwriter for the following investment companies:

            Hartford Life Insurance Company - Separate Account VL I
            Hartford Life Insurance Company - Separate  Account  VL II
            Hartford Life Insurance Company - ICMG Secular Trust Separate
              Account
            Hartford Life Insurance Company - ICMG Registered Variable Life
              Separate Account A
            Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account
              VL II
            Hartford Life and Annuity Insurance Company - ICMG Registered
              Variable Life Separate One


      (b)   Directors and Officers of HSD

            Name and Principal                Positions and Offices
             Business Address                   With  Underwriter
            ------------------                  -----------------

            Lowndes A. Smith               President and Chief Executive
                                           Officer, Director
            Thomas M. Marra                Executive Vice President, Director
            Peter W. Cummins               Senior Vice President
            Lynda Godkin                   Senior Vice President, General
                                           Counsel and Corporate Secretary
            Richard J. Garrett             Vice President
            Donald A. Salama               Vice President
            Donald E. Waggaman, Jr.        Treasurer
            George R. Jay                  Controller

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.


Item 33.  Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                     SIGNATURES
                                     ----------

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the day of April 12, 1999.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I
(Registrant)

*By:  David T. Foy                                     *By: /s/Thomas S. Clark
      -----------------------------------                   ------------------
      David T. Foy, Senior Vice President                   Thomas S. Clark
      and Treasurer                                         Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By:  David T. Foy
      -----------------------------------
      David T. Foy, Senior Vice President
      and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice President,
  Director*
Lynda Godkin, Senior Vice President, General      *By: /s/ Thomas S. Clark
  Counsel, & Corporate Secretary, Director*            -------------------
Thomas M. Marra, Executive Vice                        Thomas S. Clark
  President, Director *                                Attorney-In-Fact
Lowndes A. Smith, President,
  Chief Executive Officer, Director *
David M. Znamierowski, Senior Vice President,      Dated: April 12, 1999
  Director*

                                   EXHIBIT INDEX



1.1   Form of Reinsurance Contract.

1.2   Form of Participation Agreement.

1.3 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.4   Opinion and Consent of Kenneth A. McCullum, FSA, MAAA.

1.5   Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6   Power of Attorney

1.7   Organizational Chart